                                                               December 31, 2001





                                                                   annual report






ProFunds VP

ProFund VP Bull
ProFund VP Small-Cap
ProFund VP Europe 30



















[LOGO appears here]
     ProFunds/sm/

PROFUNDS VP

                           Message from the Chairman

Dear Shareholders:

    I am pleased to present the Annual Report to the Shareholders of ProFunds VP for the 12 months ended December 31, 2001.

    2001 was a year of continued innovation for ProFunds as ING added three ProFunds VP to its GoldenSelect lineup.

    The funds are the ProFund VP Bull, the ProFund VP Small-Cap and the ProFund VP Europe 30.

    These funds seek investment results that correspond, before expenses, to the daily performance of the S&P 500/(R)/ Index, Russell 2000/(R)/ Index and the ProFunds Europe 30 Index, respectively.

    2001 was also a year of continued consistency in performance. The ProFunds met their investment objectives for the past fiscal year with an average statistical correlation of over 0.99, with 1.00 being a perfect correlation.

    In the pages that follow, you'll find a detailed discussion of the performance of the ProFunds VP over the past year. We urge you to read this material closely.

    And, as always, we deeply appreciate your confidence and support.

Sincerely,

/s/ Michael L. Sapir
Michael L. Sapir
Chairman

                                ProFund VP Bull

   For the period May 1, 2001 through December 31, 2001, the ProFund VP Bull had a NAV total return of -10.20%*, compared to a return of -9.35% for the unmanaged S&P 500 Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which includes the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the ProFund VP Bull achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   The performance of the S&P 500 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001--after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.

                                    [CHART]

Value of a $10,000 Investment


                  ProFund
                  VP Bull        S&P 500
                  -------        -------
  5/1/2001        $10,000        $10,000
 6/30/2001          9,647          9,668
 9/30/2001          8,180          8,219
12/31/2001          8,980          9,065


Average Annual Total Return
as of 12/31/01
---------------------------
                   Since
                 Inception
                  (5/1/01)
---------------------------
VP Bull           (10.20)%
---------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The performance of the ProFund VP Bull is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Bull                         Investments
                                                December 31, 2001


            Common Stocks (84.3%)
                                                   Shares    Value
                                                   ------ -----------
           Abbott Laboratories.................... 2,576  $   143,612
           ADC Telecommunications, Inc.*.......... 1,312        6,035
           Adobe Systems, Inc.....................   392       12,172
           Advanced Micro Devices, Inc.*..........   568        9,008
           AES Corp.*.............................   888       14,519
           Aetna, Inc.............................   240        7,918
           AFLAC, Inc.............................   864       21,220
           Agilent Technologies, Inc.*............   768       21,895
           Air Products & Chemicals, Inc..........   376       17,638
           Alberto-Culver Co., Class B............    96        4,295
           Albertson's, Inc.......................   672       21,161
           Alcan, Inc.............................   536       19,258
           Alcoa, Inc............................. 1,408       50,054
           Allegheny Energy, Inc..................   208        7,534
           Allegheny Technologies, Inc............   136        2,278
           Allergan, Inc..........................   216       16,211
           Allied Waste Industries, Inc.*.........   328        4,612
           Allstate Corp.......................... 1,184       39,901
           Alltel Corp............................   512       31,606
           Altera Corp.*..........................   640       13,581
           Ambac Financial Group, Inc.............   176       10,183
           Amerada Hess Corp......................   144        9,000
           Ameren Corp............................   232        9,814
           American Electric Power, Inc...........   536       23,332
           American Express Co.................... 2,216       79,089
           American Greetings Corp.--Class A......   104        1,433
           American Home Products Corp............ 2,192      134,501
           American International Group, Inc...... 4,336      344,277
           American Power Conversion Corp.*.......   328        4,743
           AmerisourceBergen Corp.................   168       10,676
           Amgen, Inc.*........................... 1,736       97,979
           AMR Corp.*.............................   256        5,676
           AmSouth Bancorporation.................   608       11,491
           Anadarko Petroleum Corp................   416       23,650
           Analog Devices*........................   600       26,634
           Andrew Corp.*..........................   136        2,977
           Anheuser-Busch Cos., Inc............... 1,472       66,549
           AOL-Time Warner, Inc.*................. 7,352      236,000
           AON Corp...............................   448       15,913
           Apache Corp............................   224       11,173
           Apple Computer, Inc.*..................   584       12,790
           Applera Corp.--Applied Biosystems Group   352       13,823
           Applied Materials, Inc.*............... 1,352       54,215
           Applied Micro Circuits Corp.*..........   496        5,615
           Archer-Daniels-Midland Co.............. 1,096       15,728
           Ashland, Inc...........................   112        5,161
           AT&T Corp.............................. 5,872      106,518
           AT&T Wireless Services, Inc.*.......... 4,200       60,354
           Autodesk, Inc..........................    88        3,280
           Automatic Data Processing, Inc......... 1,024       60,314
           AutoZone, Inc.*........................   176       12,637
           Avaya, Inc.*...........................   480        5,832
           Avery Dennison Corp....................   184       10,402
           Avon Products, Inc.....................   392       18,228
           Baker Hughes, Inc......................   560       20,423
           Ball Corp..............................    48        3,394
           Bank of America Corp................... 2,616      164,678
           Bank of New York Co., Inc.............. 1,224       49,939
           Bank One Corp.......................... 1,936       75,601

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Bard (C.R.), Inc.......................     88 $     5,676
           Barrick Gold Corp......................    888      14,164
           Bausch & Lomb, Inc.....................     88       3,314
           Baxter International, Inc..............    984      52,772
           BB&T Corp..............................    752      27,155
           Bear Stearns Cos., Inc.................    160       9,382
           Becton, Dickinson & Co.................    432      14,321
           Bed Bath & Beyond, Inc.*...............    480      16,272
           BellSouth Corp.........................  3,120     119,028
           Bemis Co., Inc.........................     88       4,328
           Best Buy Co., Inc.*....................    352      26,217
           Big Lots, Inc.*........................    192       1,997
           Biogen, Inc.*..........................    248      14,223
           Biomet, Inc............................    448      13,843
           Black & Decker Corp....................    136       5,131
           Block H & R, Inc.......................    304      13,589
           BMC Software, Inc.*....................    408       6,679
           Boeing Co..............................  1,392      53,981
           Boise Cascade Corp.....................     96       3,265
           Boston Scientific Corp.*...............    672      16,209
           Bristol-Myers Squibb Co................  3,216     164,016
           Broadcom Corp.--Class A*...............    432      17,656
           Brown-Forman Corp......................    112       7,011
           Brunswick Corp.........................    144       3,133
           Burlington Northern Santa Fe Corp......    640      18,259
           Burlington Resources, Inc..............    336      12,613
           Calpine Corp.*.........................    504       8,462
           Campbell Soup Co.......................    680      20,312
           Capital One Financial Corp.............    360      19,422
           Cardinal Health, Inc...................    752      48,624
           Carnival Corp..........................    976      27,407
           Caterpillar, Inc.......................    568      29,678
           Cendant Corp.*.........................  1,632      32,004
           Centex Corp............................    104       5,938
           CenturyTel, Inc........................    232       7,610
           Charter One Financial, Inc.............    376      10,208
           ChevronTexaco Corp.....................  1,768     158,430
           Chiron Corp.*..........................    312      13,678
           Chubb Corp.............................    280      19,320
           CIENA Corp.*...........................    544       7,785
           CIGNA Corp.............................    240      22,236
           Cincinnati Financial Corp..............    272      10,377
           Cinergy Corp...........................    264       8,826
           Cintas Corp............................    280      13,440
           Circuit City Stores, Inc...............    344       8,927
           Cisco Systems, Inc.*................... 12,184     220,651
           Citigroup, Inc.........................  8,544     431,301
           Citizens Communications Co.*...........    464       4,946
           Citrix Systems, Inc.*..................    312       7,070
           Clear Channel Communications, Inc.*....    992      50,503
           Clorox Co..............................    384      15,187
           CMS Energy Corp........................    224       5,383
           Coca-Cola Co...........................  4,128     194,636
           Coca-Cola Enterprises, Inc.............    736      13,940
           Colgate-Palmolive Co...................    920      53,130
           Comcast Corp.--Special Class A*........  1,568      56,448
           Comerica, Inc..........................    296      16,961
           Compaq Computer Corp...................  2,816      27,484
           Computer Associates International, Inc.    960      33,110

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Bull                         Investments
                                                December 31, 2001

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Computer Sciences Corp.*...........    280 $    13,714
             Compuware Corp.*...................    616       7,263
             Comverse Technology, Inc.*.........    312       6,979
             ConAgra Foods, Inc.................    896      21,298
             Concord EFS, Inc.*.................    840      27,535
             Conexant Systems, Inc.*............    424       6,089
             Conoco, Inc........................  1,040      29,432
             Conseco, Inc.*.....................    576       2,569
             Consolidated Edison, Inc...........    352      14,207
             Constellation Energy Group, Inc....    272       7,222
             Convergys Corp.*...................    288      10,797
             Cooper Industries, Inc.............    152       5,308
             Cooper Tire & Rubber Co............    120       1,915
             Coors (Adolph) Co.--Class B........     56       2,990
             Corning, Inc.......................  1,568      13,987
             Costco Wholesale Corp.*............    752      33,374
             Countrywide Credit Industries, Inc.    200       8,194
             Crane Co...........................     96       2,461
             CSX Corp...........................    352      12,338
             Cummins, Inc.......................     72       2,775
             CVS Corp...........................    648      19,181
             Dana Corp..........................    248       3,442
             Danaher Corp.......................    240      14,474
             Darden Restaurants, Inc............    192       6,797
             Deere & Co.........................    392      17,115
             Dell Computer Corp.*...............  4,336     117,853
             Delphi Automotive Systems Corp.....    928      12,677
             Delta Air Lines, Inc...............    208       6,086
             Deluxe Corp........................    112       4,657
             Devon Energy Corp..................    208       8,039
             Dillard's, Inc.--Class A...........    136       2,176
             Dollar General Corp................    552       8,225
             Dominion Resources, Inc............    440      26,444
             Donnelley (R.R.) & Sons Co.........    192       5,700
             Dover Corp.........................    336      12,456
             Dow Chemical Co....................  1,496      50,535
             Dow Jones & Co., Inc...............    144       7,881
             DTE Energy Co......................    272      11,408
             Du Pont (E.I.) de Nemours..........  1,704      72,436
             Duke Energy Corp...................  1,288      50,566
             Dynegy, Inc.--Class A..............    544      13,872
             Eastman Chemical Co................    128       4,995
             Eastman Kodak Co...................    480      14,126
             Eaton Corp.........................    112       8,334
             Ecolab, Inc........................    216       8,694
             Edison International*..............    544       8,214
             El Paso Corp.......................    848      37,829
             Electronic Data Systems Corp.......    784      53,743
             Eli Lilly & Co.....................  1,864     146,399
             EMC Corp.*.........................  3,680      49,459
             Emerson Electric Co................    712      40,655
             Engelhard Corp.....................    216       5,979
             Entergy Corp.......................    368      14,392
             EOG Resources, Inc.................    192       7,509
             Equifax, Inc.......................    240       5,796
             Equity Office Properties Trust.....    688      20,695
             Equity Residential Properties Trust    448      12,862
             Exelon Corp........................    536      25,664
             Exxon Mobil Corp................... 11,360     446,448

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Family Dollar Stores, Inc..............    288 $     8,634
           Fannie Mae.............................  1,656     131,652
           Federated Department Stores, Inc.*.....    320      13,088
           FedEx Corp.*...........................    496      25,732
           Fifth Third Bancorp....................    960      58,877
           First Data Corp........................    632      49,580
           FirstEnergy Corp.......................    496      17,350
           Fiserv, Inc.*..........................    312      13,204
           Fleet Boston Financial Corp............  1,736      63,364
           Fluor Corp.............................    136       5,086
           Ford Motor Co..........................  3,008      47,286
           Forest Laboratories, Inc.*.............    296      24,257
           Fortune Brands, Inc....................    248       9,818
           FPL Group, Inc.........................    296      16,694
           Franklin Resources, Inc................    432      15,237
           Freddie Mac............................  1,152      75,341
           Freeport-McMoRan Copper & Gold,
            Inc.--Class B*........................    240       3,214
           Gannett Co., Inc.......................    440      29,581
           Gap, Inc...............................  1,432      19,962
           Gateway, Inc.*.........................    536       4,309
           General Dynamics Corp..................    336      26,759
           General Electric Co.................... 16,488     660,839
           General Mills, Inc.....................    608      31,622
           General Motors Corp....................    920      44,712
           Genuine Parts Co.......................    288      10,570
           Genzyme Corp.--General Division*.......    352      21,071
           Georgia Pacific Corp...................    384      10,602
           Gillette Co............................  1,752      58,517
           Golden West Financial Corp.............    264      15,536
           Goodrich Corp..........................    168       4,472
           Goodyear Tire & Rubber Co..............    272       6,476
           Grainger (W.W.), Inc...................    152       7,296
           Great Lakes Chemical Corp..............     80       1,942
           Guidant Corp.*.........................    504      25,099
           Halliburton Co.........................    712       9,327
           Harley-Davidson, Inc...................    504      27,372
           Harrah's Entertainment, Inc.*..........    184       6,810
           Hartford Financial Services Group, Inc.    408      25,635
           Hasbro, Inc............................    288       4,674
           HCA, Inc...............................    856      32,990
           Health Management Associates,
            Inc.--Class A*........................    408       7,507
           Healthsouth Corp.*.....................    648       9,603
           Heinz (H.J.) Co........................    584      24,014
           Hercules, Inc.*........................    184       1,840
           Hershey Foods Corp.....................    224      15,165
           Hewlett-Packard Co.....................  3,224      66,221
           Hilton Hotels Corp.....................    616       6,727
           Home Depot, Inc........................  3,888     198,326
           Honeywell International, Inc...........  1,352      45,725
           Household International, Inc...........    760      44,034
           Humana, Inc.*..........................    280       3,301
           Huntington Bancshares, Inc.............    416       7,151
           Illinois Tool Works, Inc...............    504      34,131
           Immunex Corp.*.........................    904      25,050
           IMS Health, Inc........................    488       9,521
           Inco Ltd.*.............................    304       5,150
           Ingersoll-Rand Co......................    280      11,707

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Bull                         Investments
                                                December 31, 2001

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Intel Corp.............................. 11,144 $   350,478
          International Business Machines Corp....  2,864     346,430
          International Flavors & Fragrances, Inc.    160       4,754
          International Game Technology*..........    120       8,196
          International Paper Co..................    800      32,280
          Interpublic Group of Cos., Inc..........    624      18,433
          Intuit, Inc.*...........................    352      15,059
          ITT Industries, Inc.....................    144       7,272
          J.P. Morgan Chase & Co..................  3,280     119,228
          Jabil Circuit, Inc.*....................    328       7,452
          JDS Uniphase Corp.*.....................  2,208      19,165
          Jefferson-Pilot Corp....................    248      11,475
          John Hancock Financial Services, Inc....    496      20,485
          Johnson & Johnson.......................  5,096     301,174
          Johnson Controls, Inc...................    144      11,628
          Jones Apparel Group, Inc.*..............    208       6,899
          K Mart Corp.*...........................    824       4,499
          KB Home.................................     80       3,208
          Kellogg Co..............................    672      20,227
          Kerr-McGee Corp.........................    168       9,206
          KeyCorp.................................    704      17,135
          KeySpan Corp............................    232       8,039
          Kimberly-Clark Corp.....................    872      52,146
          Kinder Morgan, Inc......................    184      10,247
          King Pharmaceuticals, Inc.*.............    408      17,189
          KLA-Tencor Corp.*.......................    304      15,066
          Knight Ridder, Inc......................    136       8,830
          Kohls Corp.*............................    560      39,446
          Kroger Co.*.............................  1,336      27,882
          Leggett & Platt, Inc....................    328       7,544
          Lexmark International Group, Inc.*......    216      12,744
          Limited, Inc............................    712      10,481
          Lincoln National Corp...................    312      15,154
          Linear Technology Corp..................    528      20,613
          Liz Claiborne, Inc......................     88       4,378
          Lockheed Martin Corp....................    728      33,976
          Loews Corp..............................    320      17,722
          Louisiana-Pacific Corp..................    176       1,485
          Lowe's Cos., Inc........................  1,288      59,776
          LSI Logic Corp.*........................    608       9,594
          Lucent Technologies, Inc................  5,672      35,677
          Manor Care, Inc.*.......................    168       3,983
          Marriott International, Inc.--Class A...    400      16,259
          Marsh & McLennan Cos., Inc..............    456      48,996
          Masco Corp..............................    760      18,620
          Mattel, Inc.............................    720      12,384
          Maxim Integrated Products, Inc.*........    536      28,145
          May Department Stores Co................    496      18,342
          Maytag Corp.............................    128       3,972
          MBIA, Inc...............................    248      13,300
          MBNA Corp...............................  1,416      49,843
          McDermott International, Inc.*..........    104       1,276
          McDonald's Corp.........................  2,136      56,540
          McGraw-Hill Cos., Inc...................    320      19,514
          McKesson Corp...........................    472      17,653
          Mead Corp...............................    168       5,190
          MedImmune, Inc.*........................    352      16,315
          Medtronic, Inc..........................  2,008     102,830
          Mellon Financial Corp...................    776      29,193
          Merck & Co., Inc........................  3,776     222,029

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Mercury Interactive Corp.*...........    136 $     4,621
            Meredith Corp........................     80       2,852
            Merrill Lynch & Co., Inc.............  1,408      73,385
            MetLife, Inc.........................  1,200      38,016
            MGIC Investment Corp.................    176      10,863
            Micron Technology, Inc.*.............    992      30,752
            Microsoft Corp.*.....................  8,944     592,539
            Millipore Corp.......................     80       4,856
            Minnesota Mining & Mfg. Co...........    648      76,600
            Mirant Corp.*........................    568       9,099
            Molex, Inc...........................    328      10,152
            Moody's Corp.........................    256      10,204
            Morgan Stanley Dean Witter & Co......  1,824     102,035
            Motorola, Inc........................  3,696      55,514
            Nabors Industries, Inc.*.............    232       7,965
            National City Corp...................  1,008      29,474
            National Semiconductor Corp.*........    296       9,114
            Navistar International Corp.*........     96       3,792
            NCR Corp.*...........................    160       5,898
            Network Appliance, Inc.*.............    552      12,072
            New York Times Co.--Class A..........    248      10,726
            Newell Rubbermaid, Inc...............    440      12,131
            Newmont Mining Corp..................    328       6,268
            Nextel Communications, Inc.--Class A*  1,328      14,555
            Niagara Mohawk Holdings, Inc.*.......    264       4,681
            NICOR, Inc...........................     72       2,998
            Nike, Inc.--Class B..................    448      25,196
            NiSource, Inc........................    344       7,933
            Noble Drilling Corp.*................    216       7,353
            Nordstrom, Inc.......................    224       4,532
            Norfolk Southern Corp................    640      11,731
            Nortel Networks Corp.................  5,312      39,840
            Northern Trust Corp..................    368      22,161
            Northrop Grumman Corp................    184      18,549
            Novell, Inc.*........................    600       2,754
            Novellus Systems, Inc.*..............    240       9,468
            Nucor Corp...........................    128       6,779
            NVIDIA Corp.*........................    240      16,056
            Occidental Petroleum Corp............    624      16,555
            Office Depot, Inc.*..................    512       9,492
            Omnicom Group........................    312      27,877
            Oracle Corp.*........................  9,240     127,604
            PACCAR, Inc..........................    128       8,399
            Pactiv Corp.*........................    264       4,686
            Pall Corp............................    200       4,812
            Palm, Inc.*..........................    944       3,663
            Parametric Technology Corp.*.........    440       3,436
            Parker Hannifin Corp.................    192       8,815
            Paychex, Inc.........................    624      21,746
            Penney (J.C.) Co.....................    440      11,836
            Peoples Energy Corp..................     56       2,124
            PeopleSoft, Inc.*....................    504      20,261
            PepsiCo, Inc.........................  2,904     141,396
            PerkinElmer, Inc.....................    208       7,284
            Pfizer, Inc.......................... 10,440     416,035
            PG&E Corp............................    640      12,314
            Pharmacia Corp.......................  2,144      91,442
            Phelps Dodge Corp....................    128       4,147
            Philip Morris Cos., Inc..............  3,600     165,060
            Phillips Petroleum Co................    632      38,084

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Bull                         Investments
                                                December 31, 2001

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Pinnacle West Capital Corp..............   144  $     6,026
          Pitney Bowes, Inc.......................   408       15,345
          Placer Dome, Inc........................   544        5,935
          PMC-Sierra, Inc.*.......................   272        5,783
          PNC Financial Services Group............   472       26,526
          Power-One, Inc.*........................   128        1,332
          PPG Industries, Inc.....................   280       14,482
          PPL Corp................................   240        8,364
          Praxair, Inc............................   264       14,586
          Procter & Gamble Co..................... 2,152      170,287
          Progress Energy, Inc....................   360       16,211
          Progressive Corp........................   120       17,916
          Providian Financial Corp................   472        1,676
          Public Service Enterprise Group, Inc....   344       14,513
          Pulte Homes, Inc........................    96        4,288
          QLogic Corp.*...........................   152        6,766
          Qualcomm, Inc.*......................... 1,272       64,236
          Quintiles Transnational Corp.*..........   200        3,210
          Qwest Communications International, Inc. 2,768       39,112
          RadioShack Corp.........................   296        8,910
          Raytheon Co.............................   648       21,041
          Reebok International Ltd.*..............    96        2,544
          Regions Financial Corp..................   376       11,257
          Reliant Energy, Inc.....................   496       13,154
          Robert Half International, Inc.*........   288        7,690
          Rockwell Collins, Inc...................   304        5,928
          Rockwell International Corp.............   304        5,429
          Rohm & Haas Co..........................   368       12,744
          Rowan Cos., Inc.*.......................   152        2,944
          Royal Dutch Petroleum Co.--ADR.......... 3,528      172,943
          Ryder System, Inc.......................   104        2,304
          Sabre Holdings Corp.*...................   224        9,486
          SAFECO Corp.............................   216        6,728
          Safeway, Inc.*..........................   832       34,736
          Sanmina-SCI Corp.*......................   864       17,194
          Sapient Corp.*..........................   208        1,606
          Sara Lee Corp........................... 1,304       28,988
          SBC Communications, Inc................. 5,584      218,725
          Schering-Plough Corp.................... 2,432       87,090
          Schlumberger Ltd........................   960       52,752
          Schwab (Charles) Corp................... 2,272       35,147
          Scientific-Atlanta, Inc.................   256        6,129
          Sealed Air Corp.*.......................   136        5,551
          Sears, Roebuck & Co.....................   536       25,535
          Sempra Energy...........................   344        8,445
          Sherwin-Williams Co.....................   256        7,040
          Siebel Systems, Inc.*...................   768       21,489
          Sigma-Aldrich Corp......................   120        4,729
          Snap-on, Inc............................    96        3,231
          Solectron Corp.*........................ 1,360       15,341
          Southern Co............................. 1,152       29,203
          SouthTrust Corp.........................   568       14,013
          Southwest Airlines Co................... 1,272       23,506
          Sprint Corp. (FON Group)................ 1,472       29,558
          Sprint Corp. (PCS Group)*............... 1,640       40,032
          St. Jude Medical, Inc.*.................   144       11,182
          St. Paul Companies, Inc.................   344       15,126
          Stanley Works...........................   144        6,706
          Staples, Inc.*..........................   768       14,362
          Starbucks Corp.*........................   632       12,040

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Starwood Hotels & Resorts Worldwide, Inc.   328  $     9,791
          State Street Corp........................   544       28,424
          Stilwell Financial, Inc..................   368       10,017
          Stryker Corp.............................   328       19,145
          Sun Microsystems, Inc.*.................. 5,384       66,223
          Sunoco, Inc..............................   128        4,780
          SunTrust Banks, Inc......................   480       30,096
          SuperValu, Inc...........................   224        4,955
          Symbol Technologies, Inc.................   376        5,971
          Synovus Financial Corp...................   480       12,024
          Sysco Corp............................... 1,104       28,947
          T. Rowe Price Group, Inc.................   208        7,224
          Target Corp.............................. 1,496       61,410
          TECO Energy, Inc.........................   232        6,088
          Tektronix, Inc.*.........................   152        3,919
          Tellabs, Inc.*...........................   680       10,173
          Temple-Inland, Inc.......................    80        4,538
          Tenet Healthcare Corp.*..................   544       31,944
          Teradyne, Inc.*..........................   304        9,163
          Texas Instruments, Inc................... 2,880       80,639
          Textron, Inc.............................   232        9,619
          The Pepsi Bottling Group, Inc............   472       11,092
          Thermo Electron Corp.*...................   296        7,063
          Thomas & Betts Corp......................    96        2,030
          Tiffany & Co.............................   240        7,553
          TJX Cos., Inc............................   456       18,176
          TMP Worldwide, Inc.*.....................   184        7,894
          Torchmark Corp...........................   208        8,181
          Toys R Us, Inc.*.........................   328        6,803
          Transocean Sedco Forex, Inc..............   528       17,857
          Tribune Co...............................   496       18,565
          Tricon Global Restaurants, Inc.*.........   240       11,808
          TRW, Inc.................................   208        7,704
          Tupperware Corp..........................    96        1,848
          TXU Corp.................................   440       20,746
          Tyco International Ltd................... 3,312      195,077
          U.S. Bancorp............................. 3,240       67,813
          Unilever NV--ADR.........................   952       54,844
          Union Pacific Corp.......................   416       23,712
          Union Planters Corp......................   232       10,470
          Unisys Corp.*............................   528        6,621
          United Technologies Corp.................   776       50,153
          UnitedHealth Group, Inc..................   520       36,800
          Univision Communications, Inc.--Class A*.   352       14,242
          Unocal Corp..............................   408       14,717
          UnumProvident Corp.......................   400       10,604
          US Airways Group, Inc.*..................   112          710
          USA Education, Inc.......................   264       22,181
          UST, Inc.................................   272        9,520
          USX-Marathon Group, Inc..................   512       15,360
          USX-U.S. Steel Group, Inc................   152        2,753
          Veritas Software Corp.*..................   664       29,767
          Verizon Communications, Inc.............. 4,512      214,140
          VF Corp..................................   184        7,178
          Viacom, Inc.--Class B*................... 2,944      129,978
          Visteon Corp.............................   216        3,249
          Vitesse Semiconductor Corp.*.............   320        3,978
          Vulcan Materials Co......................   168        8,054
          Wachovia Corp............................ 2,264       70,999
          Wal-Mart Stores, Inc..................... 7,400      425,869

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Bull                         Investments
                                                December 31, 2001

       Common Stocks, continued
                                                    Shares         Value
                                                -------------   -----------
      Walgreen Co..............................         1,696   $    57,087
      Walt Disney Co...........................         3,384        70,116
      Washington Mutual, Inc...................         1,456        47,611
      Waste Management, Inc....................         1,040        33,186
      Waters Corp.*............................           216         8,370
      Watson Pharmaceuticals, Inc.*............           176         5,525
      Wellpoint Health Networks, Inc.*.........           104        12,152
      Wells Fargo & Co.........................         2,816       122,356
      Wendy's International, Inc...............           176         5,134
      Westvaco Corp............................           168         4,780
      Weyerhaeuser Co..........................           360        19,469
      Whirlpool Corp...........................           112         8,213
      Willamette Industries, Inc...............           184         9,590
      Williams Cos., Inc.......................           856        21,845
      Winn-Dixie Stores, Inc...................           232         3,306
      WorldCom, Inc.--WorldCom Group*..........         4,896        68,936
      Worthington Industries, Inc..............           144         2,045
      Wrigley (WM.) JR Co......................           376        19,315
      Xcel Energy, Inc.........................           576        15,978
      Xerox Corp...............................         1,192        12,421
      Xilinx, Inc.*............................           552        21,556
      XL Capital Ltd., Class A.................           224        20,465
      Yahoo!, Inc.*............................           944        16,747
      Zimmer Holdings, Inc.*...................           320         9,773
      Zions Bancorporation.....................           152         7,992
                                                                -----------
      TOTAL COMMON STOCKS......................                  17,352,175
                                                                -----------
       Repurchase Agreement (15.2%)
                                                  Principal
                                                   Amount
                                                -------------
      State Street Bank, 1.50%, 01/02/02, dated
       12/31/01, with maturity value of
       $3,123,260 (Collateralized by Federal
       Farm Credit Bank security).............. $   3,123,000     3,123,000
                                                                -----------
      TOTAL REPURCHASE AGREEMENT...............                   3,123,000
                                                                -----------
      TOTAL INVESTMENTS
        (Cost $20,058,352)/(a) /(99.5%)........                  20,475,175
      Other assets in excess of
       liabilities (0.5%)......................                     110,593
                                                                -----------
      NET ASSETS (100.0%)......................                 $20,585,768
                                                                ===========

          Futures Contracts Purchased
                                                           Unrealized
                                                 Contracts Gain/(Loss)
                                                 --------- -----------
         S&P 500 Future Contract expiring
           March 2002 (Underlying face amount at
          value $2,870,000).....................    10       $36,311
         E-mini S&P 500 Future Contract expiring
           March 2002 (Underlying face amount at
          value $344,400).......................    6        $  (844)

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $20,695,363 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $637,011. Net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $ 740,999
                     Unrealized depreciation....  (961,187)
                                                 ---------
                     Net unrealized depreciation $(220,188)
                                                 =========

ADR--American Depositary Receipt.

The ProFund VP Bull's investment concentration based on net assets, by industry, as of December 31, 2001 was as follows:

                    Advertising......................  0.2%
                    Aerospace/Defense................  1.0%
                    Agriculture......................  0.8%
                    Airlines.........................  0.2%
                    Apparel..........................  0.2%
                    Auto Manufacturers...............  0.5%
                    Auto Parts & Equipment...........  0.2%
                    Banks............................  5.8%
                    Beverages........................  2.1%
                    Biotechnology....................  0.8%
                    Building Materials...............  0.1%
                    Chemicals........................  1.1%
                    Commercial Services..............  0.8%
                    Computers........................  4.0%
                    Cosmetics/Personal Care..........  1.7%
                    Distribution/Wholesale...........  0.1%
                    Diversified Financial Services...  5.2%
                    Electric.........................  2.3%
                    Electrical Components & Equipment  0.3%
                    Electronics......................  0.7%
                    Engineering & Construction.......  0.0%
                    Entertainment....................  0.0%
                    Environmental Control............  0.2%
                    Food.............................  1.8%
                    Forest & Paper Products..........  0.4%
                    Health Care......................  3.5%
                    Home Builders....................  0.1%
                    Home Furnishings.................  0.1%
                    Household Products...............  0.2%
                    Insurance........................  3.7%
                    Internet.........................  0.3%
                    Iron/Steel.......................  0.1%
                    Leisure Time.....................  0.3%
                    Lodging..........................  0.2%
                    Machinery & Equipment............  0.5%
                    Manufacturing....................  5.2%
                    Media............................  3.2%
                    Metals...........................  0.0%
                    Mining...........................  0.5%
                    Office/Business Equipment........  0.1%
                    Oil & Gas........................  5.4%
                    Packaging & Containers...........  0.1%
                    Pharmaceuticals..................  7.6%
                    Pipelines........................  0.2%
                    Real Estate Investment Trust.....  0.2%
                    Retail...........................  6.2%
                    Semiconductors...................  3.6%
                    Software.........................  4.8%
                    Telecommunications...............  7.1%
                    Textiles.........................  0.1%
                    Toys/Games/Hobbies...............  0.1%
                    Transportation...................  0.4%
                    Trucking & Leasing...............  0.0%
                    Other............................ 15.7%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull

        Statement of Assets and Liabilities
                                                       December 31, 2001
       Assets:
         Investments, at value (cost $16,935,352)........... $17,352,175
         Repurchase agreement, at amortized cost............   3,123,000
                                                             -----------
          Total Investments.................................  20,475,175
         Cash...............................................     225,446
         Dividends and interest receivable..................      14,722
         Receivable for investments sold....................       2,855
                                                             -----------
          Total Assets......................................  20,718,198
                                                             -----------
       Liabilities:
         Payable for investments purchased..................       8,372
         Payable for capital shares redeemed................      39,561
         Variation margin on futures contracts..............      36,385
         Advisory fees payable..............................      11,038
         Management servicing fees payable..................       2,009
         Administration fees payable........................       1,040
         Administrative servicing fees payable..............       4,710
         Distribution fees payable..........................       6,078
         Other accrued expenses.............................      23,237
                                                             -----------
          Total Liabilities.................................     132,430
                                                             -----------
       Net Assets........................................... $20,585,768
                                                             ===========
       Net Assets consist of:
         Capital............................................ $20,979,692
         Accumulated net realized losses on investments and
          futures contracts.................................    (846,214)
         Net unrealized appreciation on investments and
          futures contracts.................................     452,290
                                                             -----------
       Net Assets........................................... $20,585,768
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     764,005
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     26.94
                                                             ===========

        Statement of Operations
               For the period May 1, 2001/(a)/ through December 31, 2001
       Investment Income:
         Dividends (net of foreign taxes of $225)............. $  57,171
         Interest.............................................    22,020
                                                               ---------
          Total Income........................................    79,191
                                                               ---------
       Expenses:
         Advisory fees........................................    36,109
         Management servicing fees............................     7,222
         Administration fees..................................     1,555
         Administrative servicing fees........................     9,454
         Distribution fees....................................    12,037
         Custody fees.........................................    17,986
         Fund accounting fees.................................    12,715
         Transfer agent fees..................................     5,715
         Other fees...........................................     5,479
                                                               ---------
          Total Expenses......................................   108,272
                                                               ---------
       Net Investment Loss....................................   (29,081)
                                                               ---------
       Realized and Unrealized Gains/(Losses) on
        Investments:
         Net realized losses on investments and futures
          contracts...........................................  (846,214)
         Net change in unrealized appreciation on investments
          and futures contracts...............................   452,290
                                                               ---------
          Net realized and unrealized losses on investments
           and futures contracts..............................  (393,924)
                                                               ---------
       Change in Net Assets Resulting from Operations......... $(423,005)
                                                               =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull

 Statement of Changes in Net Assets
                                                                               For the period
                                                                              May 1, 2001/(a)/
                                                                                   through
                                                                              December 31, 2001
                                                                              -----------------
From Investment Activities:
Operations:
  Net investment loss........................................................   $    (29,081)
  Net realized losses on investments and futures contracts...................       (846,214)
  Net change in unrealized appreciation on investments and futures contracts.        452,290
                                                                                ------------
  Change in net assets resulting from operations.............................       (423,005)
                                                                                ------------
Capital Transactions:
  Proceeds from shares issued................................................     41,698,916
  Cost of shares redeemed....................................................    (20,690,143)
                                                                                ------------
  Change in net assets resulting from capital transactions...................     21,008,773
                                                                                ------------
  Change in net assets.......................................................     20,585,768
Net Assets:
  Beginning of period........................................................             --
                                                                                ------------
  End of period..............................................................   $ 20,585,768
                                                                                ============
Share Transactions:
  Issued.....................................................................      1,498,955
  Redeemed...................................................................       (734,950)
                                                                                ------------
  Change in shares...........................................................        764,005
                                                                                ============

------
/(a)/Commencementof operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                            For the period
                                                                           May 1, 2001/(a)/
                                                                                through
                                                                           December 31, 2001
                                                                           -----------------
Net Asset Value, Beginning of Period......................................    $     30.00
                                                                              -----------
Investment Activities:
  Net investment loss.....................................................          (0.11)/(b)/
  Net realized and unrealized losses on investments and futures contracts.          (2.95)
                                                                              -----------
  Total loss from investment activities...................................          (3.06)
                                                                              -----------
Net Asset Value, End of Period............................................    $     26.94
                                                                              ===========
Total Return..............................................................         (10.20)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...................................................    $20,585,768
Ratio of expenses to average net assets...................................           2.25%/(d)/
Ratio of net investment loss to average net assets........................          (0.60)%/(d)/
Portfolio turnover........................................................            325%

------
/(a)/Commencementof operations.
/(b)/Pershare net investment loss has been calculated using the daily average shares method.
/(c)/Notannualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

                             ProFund VP Small-Cap

   For the period May 1, 2001 through December 31, 2001, the ProFund VP Small-Cap had a NAV total return of -4.80%*, compared to a return of -0.40% for the unmanaged Russell 2000 Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index. The Russell 2000 Index, an unmanaged index, consists of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000 Index.

   For the fiscal year, the ProFund VP Small-Cap achieved an average daily statistical correlation of over 0.99 with the daily performance of the Russell 2000 Index (1.00 equals perfect correlation).

   The performance of the Russell 2000 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001--after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Russell 2000 Index or any of the companies included in the Russell 2000 Index.
                                    [CHART]

Value of a $10,000 Investment

            ProFund VP
             Small-Cap      Russell 2000
            ----------      ------------
  5/1/2001    $10,000          $10,000
 6/30/2001     10,217           10,455
 9/30/2001      8,037            8,255
12/31/2001      9,520            9,960


Average Annual Total Return
as of 12/31/01
---------------------------
                   Since
                 Inception
                  (5/1/01)
---------------------------
VP Small-Cap       (4.80)%
---------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The performance of the ProFund VP Small-Cap is measured against the Russell 2000 Index, an unmanaged index generally representative of the performance of small sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.


The above information is not covered by the Report of Independent Accountants.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Small-Cap                    Investments
                                                December 31, 2001

           Common Stocks (91.0%)
                                                   Shares    Value
                                                   ------ -----------
          3TEC Energy Corp.*...................... 1,080  $    15,120
          Aaron Rents, Inc........................ 1,060       17,278
          ABIOMED, Inc.*..........................   680       10,758
          ABM Industries, Inc.....................   940       29,469
          Acacia Research Corp.*.................. 1,000       11,070
          Accredo Health, Inc.*...................   540       21,438
          Actel Corp.*............................   700       13,937
          Active Power, Inc.*.....................   960        6,528
          Activision, Inc.*.......................   600       15,606
          Actuate Corp.*.......................... 2,780       14,651
          Adaptec, Inc.*.......................... 2,500       36,250
          Adolor Corp.*...........................   800       14,360
          Advanced Digital Information Corp.*..... 1,380       22,135
          Advanced Energy Industries, Inc.*.......   480       12,787
          Advanta Corp.--Class A.................. 1,080       10,735
          ADVO, Inc.*.............................   540       23,220
          Aeroflex, Inc.*......................... 2,300       43,539
          Affiliated Managers Group, Inc.*........   600       42,289
          Agile Software Corp.*................... 1,000       17,220
          AGL Resources, Inc...................... 2,080       47,882
          Airborne, Inc........................... 1,400       20,762
          Airgas, Inc.*........................... 2,020       30,542
          AirGate PCS, Inc.*......................   360       16,398
          AK Steel Holding Corp................... 1,680       19,118
          Akamai Technologies, Inc.*.............. 2,800       16,632
          Alamosa Holdings, Inc.*................. 1,760       20,997
          Alaska Air Group, Inc.*.................   800       23,280
          Albany Molecular Research, Inc.*........   500       13,245
          Alexander & Baldwin, Inc................ 1,580       42,186
          Alexion Pharmaceuticals, Inc.*..........   700       17,108
          Alfa Corp............................... 1,780       39,943
          Allen Telecom, Inc.*.................... 1,120        9,520
          ALLETE, Inc.............................   620       15,624
          Alliant Techsystems, Inc.*..............   660       50,952
          Allied Capital Corp.....................   920       23,920
          Alpha Industries, Inc.*................. 1,080       23,544
          Alpharma, Inc...........................   660       17,457
          American Greetings Corp.--Class A....... 1,660       22,875
          American Italian Pasta Co.*.............   680       28,580
          American Management Systems, Inc.*......   780       14,102
          American Medical Systems Holdings, Inc.*   900       18,621
          American Superconductor Corp.*..........   780        9,563
          AmeriPath, Inc.*........................   520       16,775
          AmSurg Corp.*...........................   620       16,852
          Amylin Pharmaceuticals, Inc.*........... 1,680       15,355
          ANADIGICS, Inc.*........................ 1,000       15,250
          Andrew Corp.*........................... 1,860       40,715
          Anixter International, Inc.*............   560       16,246
          AnnTaylor Stores Corp.*.................   720       25,200
          ANSYS, Inc.*............................   960       23,664
          Aphton Corp.*...........................   780       11,388
          Apogee Enterprises, Inc................. 1,300       20,566
          Applebee's International, Inc........... 1,160       39,672
          Apria Healthcare Group, Inc.*........... 1,000       24,990
          AptarGroup, Inc......................... 1,000       35,030
          Arbitron, Inc.*.........................   700       23,905
          Arch Chemicals, Inc.....................   980       22,736
          ArQule, Inc.*...........................   840       14,280
          Art Technology Group, Inc.*............. 2,580        8,978

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Artesyn Technologies, Inc.*.............. 1,200  $    11,172
          Arthur J. Gallagher & Co.................   620       21,384
          ArvinMeritor, Inc........................ 1,780       34,959
          Ascential Software Corp.*................ 6,940       28,107
          Aspen Technology, Inc.*..................   900       15,120
          AstroPower, Inc.*........................   460       18,598
          Asyst Technologies, Inc.*................ 1,500       19,140
          AT&T Latin America Corp.*................ 3,880        4,578
          Atlantic Coast Airlines Holdings, Inc.*..   800       18,632
          ATMI, Inc.*..............................   760       18,126
          Atrix Laboratories, Inc.*................   680       14,015
          ATS Medical, Inc.*....................... 1,300        6,890
          Atwood Oceanics, Inc.*...................   540       18,819
          Auspex Systems, Inc.*.................... 2,440        4,392
          AVANIR Pharmaceuticals--Class A*......... 2,780       11,843
          AVANT Immunotherapeutics, Inc.*.......... 3,220       12,912
          Avant! Corp.*............................ 1,260       25,817
          Avici Systems, Inc.*..................... 2,480        7,217
          Avigen, Inc.*............................   900       10,359
          Avista Corp.............................. 1,340       17,768
          Avocent Corp.*........................... 1,160       28,130
          AXT, Inc.*...............................   720       10,390
          Ball Corp................................   600       42,419
          Bally Total Fitness Holding Corp.*.......   800       17,248
          BancorpSouth, Inc........................ 2,740       45,484
          BARRA, Inc.*.............................   420       19,778
          Bay View Capital Corp.*.................. 2,220       16,273
          BE Aerospace, Inc.*......................   840        7,703
          Beasley Broadcast Group, Inc.--Class A*.. 1,180       15,352
          Bel Fuse, Inc.--Class B..................   600       15,030
          Benchmark Electronics, Inc.*.............   720       13,651
          Berry Petroleum Co.--Class A............. 1,460       22,922
          Beverly Enterprises, Inc.*............... 2,720       23,392
          Bio-Technology General Corp.*............ 1,760       14,485
          Biosite Diagnostics, Inc.*...............   460        8,450
          Black BOX Corp.*.........................   500       26,440
          Black Hills Corp.........................   600       20,304
          BlackRock, Inc.*.........................   500       20,850
          Blyth, Inc...............................   820       19,065
          BMC Industries, Inc...................... 3,640        7,498
          Bob Evans Farms, Inc..................... 1,580       38,821
          Borders Group, Inc.*.....................   840       16,666
          BorgWarner, Inc..........................   560       29,260
          Borland Software Corp.*.................. 1,560       24,430
          Boyds Collection Ltd.*................... 1,880       12,728
          Brady Corp.--Class A.....................   640       23,424
          Brandywine Realty Trust.................. 1,220       25,705
          Brooks Automation, Inc.*.................   500       20,335
          Bruker Daltronics, Inc.*................. 1,580       25,833
          BSB Bancorp, Inc......................... 2,500       59,275
          C&D Technologies, Inc....................   580       13,253
          C-COR.net Corp.*......................... 1,420       20,689
          Cable Design Technologies Corp.*......... 1,200       16,416
          California Water Service Group........... 1,300       33,475
          Caliper Technologies Corp.*..............   960       14,986
          Callaway Golf Co......................... 1,160       22,214
          Cambrex Corp.............................   720       31,392
          Camden Property Trust.................... 1,520       55,784
          Capital Automotive Real Estate Investment
           Trust................................... 3,220       64,046

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Small-Cap                    Investments
                                                December 31, 2001

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Career Education Corp.*..................   920  $    31,538
          Carlisle Companies, Inc..................   720       26,626
          Carpenter Technology Corp................   760       20,231
          Cascade Natural Gas Corp................. 1,700       37,485
          Catellus Development Corp.*.............. 1,160       21,344
          CBRL Group, Inc.......................... 1,520       44,749
          CEC Entertainment, Inc.*.................   820       35,580
          Cell Genesys, Inc.*......................   920       21,381
          Cell Therapeutics, Inc.*................. 1,100       26,554
          Centillium Communications, Inc.*.........   820        6,445
          Central Coast Bancorp*...................   680       14,960
          Cerus Corp.*.............................   260       11,895
          Champion Enterprises, Inc.*.............. 1,560       19,204
          Charles River Laboratories International,
           Inc.*...................................   840       28,123
          Charlotte Russe Holding, Inc.*...........   780       14,516
          Charming Shoppes, Inc.*.................. 2,900       15,399
          Checkpoint Systems, Inc.*................ 1,000       13,400
          Chelsea Property Group, Inc.............. 1,520       74,632
          Chemed Corp..............................   720       24,408
          Chemical Financial Corp.................. 1,240       37,398
          Chesapeake Energy Corp.*................. 3,180       21,020
          Chico's FAS, Inc.*.......................   640       25,408
          Choice Hotels International, Inc.*....... 1,840       40,756
          Christopher & Banks Corp.*...............   925       31,681
          Church & Dwight, Inc..................... 1,400       37,282
          Cima Labs, Inc.*.........................   340       12,291
          Circuit City Stores, Inc.--CarMax Group*. 1,020       23,195
          Citizens Banking Corp., Michigan......... 1,760       57,869
          City Holding Co.*........................ 1,340       16,134
          Claire's Stores, Inc.....................   940       14,194
          Clarcor, Inc............................. 1,160       31,494
          Clayton Homes, Inc....................... 1,300       22,230
          CNF, Inc.................................   920       30,866
          CoBiz, Inc............................... 1,140       15,390
          Cognex Corp.*............................   800       20,488
          Cognizant Technology Solutions Corp.*....   340       13,933
          Coherent, Inc.*..........................   680       21,026
          Cohu, Inc................................   680       13,430
          Coinstar, Inc.*..........................   880       22,000
          Collins & Aikman Corp.*.................. 3,020       23,254
          Commerce Bancorp, Inc....................   560       22,030
          Commerce One, Inc.*...................... 9,440       33,701
          Commercial Federal Corp.................. 1,540       36,190
          Commercial Metals Co..................... 1,000       34,980
          Commscope, Inc.*......................... 1,340       28,502
          CompX International, Inc.--Class B....... 1,460       18,936
          Conectiv, Inc............................   760       18,612
          Conestoga Enterprises, Inc...............   600       19,170
          CONMED Corp.*............................ 1,380       27,545
          Connetics Corp.*......................... 2,460       29,274
          Consolidated Freightways Corp.*.......... 2,620       13,336
          Copart, Inc.*............................ 1,120       40,734
          Corixa Corp.*............................ 1,260       18,988
          Corn Products International, Inc......... 1,200       42,300
          Cornerstone Realty Income Trust, Inc..... 5,260       59,701
          Corporate Executive Board Co.*...........   600       22,020
          Corvas International, Inc.*.............. 1,280        8,384
          Cost Plus, Inc.*.........................   560       14,840

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           CoStar Group, Inc.*...................   580  $    13,926
           Covance, Inc.*........................ 1,580       35,866
           Covanta Energy Corp.*................. 1,540        6,961
           Coventry Health Care, Inc.*........... 1,500       29,925
           CPI Corp..............................   680       11,288
           Crawford & Co.--Class B............... 1,960       22,971
           Credence Systems Corp.*............... 1,280       23,770
           Crompton Corp......................... 2,720       24,480
           Crown Cork & Seal Co., Inc.*.......... 4,740       12,040
           CT Communications, Inc................ 1,080       17,831
           CTS Corp..............................   840       13,356
           Cubist Pharmaceuticals, Inc.*.........   700       25,172
           Cullen/Frost Bankers, Inc.............   680       20,998
           Cumulus Media, Inc.*.................. 1,740       28,153
           CV Therapeutics, Inc.*................   420       21,848
           Cyberonics, Inc.*..................... 1,060       28,122
           Cygnus, Inc.*......................... 1,540        8,085
           Cymer, Inc.*..........................   820       21,919
           Cytec Industries, Inc.*............... 1,040       28,080
           Cytogen Corp.*........................ 3,220        9,692
           D.R. Horton, Inc......................   800       25,968
           Dal-Tile International, Inc.*......... 1,920       44,639
           Datascope Corp........................   660       22,387
           DDi Corp.*............................ 1,520       14,957
           Dean Foods Co.........................   879       59,949
           Del Monte Foods Co.*.................. 2,020       17,190
           Delphi Financial Group, Inc.--Class A.   640       21,312
           Delta & Pine Land Co.................. 1,180       26,703
           Developers Diversified Realty Corp.... 3,420       65,322
           Diagnostic Products Corp..............   880       38,676
           Dial Corp............................. 2,040       34,986
           Digex, Inc.*.......................... 1,320        3,947
           Digital Lightwave, Inc.*..............   560        5,253
           Dillard's, Inc.--Class A.............. 2,600       41,600
           Dionex Corp.*.........................   740       18,877
           Direct Focus, Inc.*...................   720       22,464
           DMC Stratex Networks, Inc.*........... 2,060       16,027
           Documentum, Inc.*..................... 1,660       36,055
           Dole Food Co., Inc.................... 1,260       33,806
           Dollar Thrifty Automotive Group, Inc.*   920       14,260
           Donaldson Co., Inc.................... 1,220       47,384
           Dover Downs Entertainment, Inc........ 1,280       19,584
           Duane Reade, Inc.*....................   520       15,782
           Dyax Corp.*...........................   860        9,434
           Dycom Industries, Inc.*...............   720       12,031
           E.piphany, Inc.*...................... 2,380       20,730
           Eastgroup Properties, Inc............. 2,020       46,601
           Echelon Corp.*........................   620        8,779
           Eclipsys Corp.*....................... 1,220       20,435
           Edison Schools, Inc.--Class A*........   700       13,755
           Education Management Corp.*...........   500       18,125
           Edwards Lifesciences Corp.*........... 1,380       38,129
           eFunds Corp.*......................... 1,280       17,600
           EGL, Inc.*............................ 1,080       15,066
           El Paso Electric Co.*................. 2,360       34,220
           Elantec Semiconductor, Inc.*..........   760       29,184
           Electro Scientific Industries, Inc.*..   640       19,206
           Electroglas, Inc.*....................   920       13,588
           Electronics for Imaging, Inc.*........ 1,080       24,095

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Small-Cap                    Investments
                                                December 31, 2001

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           EMCORE Corp.*..........................   660  $     8,877
           Emisphere Technologies, Inc.*..........   740       23,613
           Empire District Electric Co............ 1,340       28,140
           Encompass Services Corp.*.............. 2,220        6,438
           Encore Wire Corp.*..................... 1,260       15,246
           Energen Corp........................... 1,080       26,622
           Entegris, Inc.*........................ 1,500       16,440
           Enzo Biochem, Inc.*....................   580       13,630
           Essex Property Trust, Inc.............. 1,120       55,339
           Esterline Technologies Corp.*..........   760       12,168
           Ethan Allen Interiors, Inc.............   620       25,786
           Exar Corp.*............................ 1,320       27,522
           EXE Technologies, Inc.*................ 2,720       13,845
           Exelixis, Inc.*........................ 1,020       16,952
           Extended Stay America, Inc.*........... 1,280       20,992
           F.Y.I., Inc.*..........................   540       18,090
           Factory 2-U Stores, Inc.*..............   560       11,222
           FactSet Research Systems, Inc..........   640       22,368
           Fair, Isaac & Co., Inc.................   560       35,291
           FalconStor Software, Inc.*............. 1,440       13,046
           Federal Signal Corp.................... 1,580       35,187
           FEI Co.*...............................   420       13,234
           Ferro Corp............................. 1,280       33,024
           Filenet Corp.*......................... 1,060       21,507
           Finish Line, Inc.--Class A*............ 1,360       20,794
           First American Financial Corp.......... 1,400       26,236
           First Commonwealth Financial Corp...... 2,920       33,638
           First Merchants Corp................... 1,420       34,108
           First Sentinel Bancorp, Inc............ 2,960       37,059
           Fisher Scientific International, Inc.*. 1,140       33,288
           Fleetwood Enterprises, Inc............. 1,500       16,995
           Fleming Companies, Inc................. 1,300       24,050
           Florida Rock Industries, Inc........... 1,160       42,433
           Flow International Corp.*.............. 1,280       15,834
           Flowserve Corp.*....................... 1,220       32,464
           Footstar, Inc.*........................   520       16,276
           Forest City Enterprises--Class A.......   980       37,927
           Forest Oil Corp.*......................   700       19,747
           Friedman, Billings, Ramsey Group, Inc.* 3,440       17,854
           Frontier Oil Corp...................... 1,360       22,630
           FSI International, Inc.*............... 1,420       13,092
           FuelCell Energy, Inc.*.................   940       17,051
           Fulton Financial Corp.................. 1,380       30,125
           Furniture Brands International, Inc.*.. 1,300       41,626
           G & K Services, Inc....................   780       25,194
           Gartner Group, Inc.*................... 2,400       28,056
           Gaylord Entertainment Co.*............. 1,060       26,076
           Gene Logic, Inc.*......................   880       16,579
           General Cable Corp..................... 1,020       13,362
           Genesco, Inc.*.........................   560       11,626
           Gentiva Health Services, Inc.*.........   860       18,877
           Genuity, Inc.*......................... 7,100       11,218
           Genzyme Corp.--Genzyme Biosurgery
            Division*............................. 2,760       14,656
           Georgia Gulf Corp...................... 1,080       19,980
           Gerber Scientific, Inc................. 1,680       15,624
           German American Bancorp................   980       15,876
           Getty Images, Inc.*....................   900       20,682
           Global Payments, Inc...................   680       23,392

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          GlobespanVirata, Inc.*................... 1,840  $    23,828
          Gray Communications Systems, Inc......... 1,340       18,599
          Greater Bay Bancorp...................... 1,220       34,868
          Greif Brothers Corp.--Class A............   820       27,019
          Grey Wolf, Inc.*......................... 4,500       13,365
          GTECH Holdings Corp.*.................... 1,300       58,877
          Guilford Pharmaceuticals, Inc.*..........   820        9,840
          Guitar Center, Inc.*..................... 1,000       13,640
          Gulf Island Fabrication, Inc.*........... 1,160       14,512
          Gymboree Corp.*.......................... 2,040       24,337
          Haemonetics Corp.*.......................   920       31,206
          Hain Celestial Group, Inc.*..............   840       23,066
          Harland (John H.) Co..................... 1,620       35,802
          Harleysville National Corp............... 1,920       45,216
          Harman International Industries, Inc.....   900       40,590
          Harmonic, Inc.*.......................... 2,020       24,280
          Harsco Corp.............................. 1,300       44,590
          Headwaters, Inc.*........................ 1,380       15,815
          Health Care Property Investors, Inc...... 1,180       42,728
          Health Care REIT, Inc.................... 2,680       65,258
          HEICO Corp...............................   848       12,779
          HEICO Corp.--Class A.....................    12          162
          Heidrick & Struggles International, Inc.*   860       15,609
          Helix Technology Corp....................   720       16,236
          Herbalife International, Inc.--Class A... 3,500       49,771
          Hickory Tech Corp........................ 1,120       18,984
          HNC Software, Inc.*...................... 1,260       25,956
          Home Properties of New York, Inc......... 1,520       48,032
          HON Industries, Inc......................   940       25,991
          Hooper Holmes, Inc....................... 1,820       16,289
          Horace Mann Educators Corp............... 1,640       34,801
          Hospitality Properties Trust............. 1,600       47,200
          Hot Topic, Inc.*.........................   560       17,578
          Hudson River Bancorp, Inc................ 2,180       47,742
          Hudson United Bancorp.................... 1,860       53,382
          Hutchinson Technology, Inc.*............. 1,060       24,613
          Hyperion Solutions Corp.*................ 1,100       21,846
          I-many, Inc.*............................ 1,260       12,159
          IDACORP, Inc.............................   400       16,240
          IDEX Corp................................ 1,020       35,190
          IDEXX Laboratories, Inc.*................ 1,060       30,221
          IKON Office Solutions, Inc............... 5,140       60,087
          ILEX Oncology, Inc.*.....................   820       22,173
          Imation Corp.*........................... 1,160       25,033
          IMC Global, Inc.......................... 1,460       18,980
          ImmunoGen, Inc.*......................... 1,080       17,906
          Immunomedics, Inc.*......................   960       19,450
          IMPATH, Inc.*............................   380       16,914
          Incyte Genomics, Inc.*................... 1,740       33,826
          Independence Community Bank Corp......... 2,580       58,721
          IndyMac Bancorp, Inc.*................... 1,720       40,215
          InFocus Corp.*........................... 1,160       25,543
          InfoSpace, Inc.*......................... 8,440       17,302
          Ingles Markets, Inc.--Class A............ 2,560       30,592
          Inktomi Corp.*........................... 3,460       23,217
          InnKeepers USA Trust..................... 4,360       42,728
          Input/Output, Inc.*...................... 1,420       11,658
          Insight Enterprises, Inc.*............... 1,000       24,600
          Insituform Technologies, Inc.--Class A*..   620       15,860

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Small-Cap                    Investments
                                                December 31, 2001

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Insmed, Inc.*......................... 2,160  $     8,251
           Integral Systems, Inc.*...............   820       15,785
           Interactive Data Corp.*............... 2,280       32,239
           Interdigital Communications Corp.*.... 1,780       17,266
           Intergraph Corp.*..................... 2,180       29,953
           Interlogix, Inc.*.....................   660       25,522
           Intermagnetics General Corp.*.........   500       12,950
           InterMune, Inc.*......................   840       41,378
           InterNAP Network Services Corp.*...... 6,700        7,772
           International Bancshares Corp......... 1,040       43,836
           International Game Technology*........   225       15,368
           Internet Capital Group, Inc.*......... 8,840       10,696
           Invacare Corp.........................   760       25,620
           Inverness Medical Innovation, Inc.*...   480        8,664
           Iomega Corp.*......................... 1,820       15,197
           Ionics, Inc.*.........................   740       22,222
           ISIS Pharmaceuticals, Inc.*........... 1,560       34,616
           ITT Educational Services, Inc.*.......   340       12,536
           Ivex Packaging Corp.*................. 1,240       23,560
           Ixia*................................. 1,120       14,392
           J.D. Edwards & Co.*................... 2,060       33,887
           Jack in the Box, Inc.*................ 1,180       32,497
           JAKKS Pacific, Inc.*..................   880       16,676
           Jefferies Group, Inc..................   920       38,925
           JLG Industries, Inc................... 1,420       15,123
           John Nuveen Co.--Class A..............   780       41,714
           John Wiley & Sons, Inc.--Class A...... 1,160       26,715
           Journal Register Co.*................. 1,480       31,139
           K-V Pharmaceutical Co.--Class B*......   880       28,565
           K2, Inc.*............................. 1,520       10,959
           Kansas City Southern Industries, Inc.* 1,340       18,934
           Kaydon Corp........................... 1,120       25,402
           KB Home............................... 1,160       46,516
           Keane, Inc.*.......................... 1,000       18,030
           Kellwood Co...........................   960       23,050
           Kennametal, Inc....................... 1,000       40,270
           Key Energy Group*..................... 2,880       26,496
           Kilroy Realty Corp.................... 1,360       35,727
           Kimball International, Inc.--Class B.. 1,540       23,331
           Kirby Corp.*.......................... 1,080       29,754
           Kopin Corp.*.......................... 2,220       31,080
           Korn/Ferry International*............. 1,180       12,567
           Kronos, Inc.*.........................   740       35,802
           Kulicke & Soffa Industries, Inc.*..... 1,460       25,039
           La Quinta Properties, Inc.*........... 5,380       30,881
           La-Z-Boy, Inc......................... 1,500       32,730
           Laclede Group, Inc.................... 2,140       51,145
           Lakeland Bancorp, Inc................. 1,100       17,930
           Lancaster Colony Corp.................   860       30,539
           Landauer, Inc.........................   580       19,633
           Landstar System, Inc.*................   360       26,104
           Leap Wireless International, Inc.*....   940       19,712
           Lee Enterprises, Inc.................. 1,540       56,010
           Legato Systems, Inc.*................. 2,380       30,869
           Leucadia National Corp................   580       16,745
           Liberate Technologies, Inc.*.......... 2,800       32,144
           LifePoint Hospitals, Inc.*............   760       25,870
           Ligand Pharmaceuticals, Inc.--Class B* 1,600       28,640
           Lightbridge, Inc.*.................... 1,000       12,150

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Lincoln Electric Holdings, Inc........... 1,240  $    30,306
          Linens 'n Things, Inc.*..................   980       24,990
          Littelfuse, Inc.*........................   700       18,368
          LNR Property Corp........................   980       30,556
          Lone Star Technologies, Inc.*............   640       11,264
          Longs Drug Stores Corp...................   800       18,704
          Longview Fibre Co........................ 1,960       23,148
          Louisiana-Pacific Corp................... 2,980       25,151
          LTX Corp.*............................... 1,340       28,060
          Lubrizol Corp............................   620       21,756
          Lynch Interactive Corp.*.................   240       16,560
          MacroChem Corp.*......................... 2,180        6,649
          Macromedia, Inc.*........................ 1,740       30,972
          Madison Gas & Electric Co................ 1,880       49,727
          Magna Entertainment Corp.*............... 2,260       15,820
          Manhattan Associates, Inc.*..............   420       12,243
          Manitowoc Co.............................   800       24,880
          Martek Biosciences Corp.*................   640       13,920
          Matrix Pharmaceutical, Inc.*............. 1,740        2,732
          MatrixOne, Inc.*.........................   960       12,470
          Mattson Technology, Inc.*................ 1,140       10,043
          Maverick Tube Corp.*..................... 1,060       13,727
          Maxwell Technologies, Inc.*..............   760        7,448
          MB Financial, Inc.*......................   700       19,033
          McMoRan Exploration Co.*................. 1,220        7,064
          MDU Resources Group, Inc.................   520       14,638
          Media General, Inc.--Class A.............   520       25,912
          Mediacom Communications Corp.*...........   860       15,704
          Mentor Graphics Corp.*................... 1,240       29,227
          Mercury Computer Systems, Inc.*..........   580       22,684
          Meredith Corp............................   660       23,529
          MeriStar Hospitality Corp................ 1,760       24,992
          Metro One Telecommunications, Inc.*......   360       10,890
          Metromedia International Group, Inc.*.... 5,580        4,520
          Mettler Toledo International, Inc.*......   460       23,851
          Michaels Stores, Inc.*................... 1,480       48,765
          Microsemi Corp.*.........................   720       21,384
          Mid Atlantic Medical Services, Inc.*..... 1,000       22,700
          Mid-State Bancshares..................... 1,880       30,606
          Midas, Inc............................... 1,100       12,650
          Midway Games, Inc.*...................... 1,420       21,314
          Milacron, Inc............................ 1,360       21,502
          Millennium Chemicals, Inc................ 1,860       23,436
          Minerals Technologies, Inc...............   640       29,850
          MIPS Technologies, Inc.--Class A*........ 1,900       16,416
          Mitchell Energy & Development Corp.--
           Class A.................................   460       24,518
          MKS Instruments, Inc.*...................   720       19,462
          Modine Manufacturing Co.................. 1,000       23,330
          Modis Professional Services, Inc.*....... 2,860       20,420
          Montana Power Co.*....................... 1,820       10,465
          MRV Communications, Inc.*................ 2,580       10,939
          MSC Industrial Direct Co., Inc.--Class A* 1,020       20,145
          MSC Software Corp.*......................   900       14,040
          MTS Systems Corp......................... 1,360       13,750
          Mueller Industries, Inc.*................ 1,000       33,250
          Multex.com, Inc.*........................   900        4,050
          NaPro BioTherapeutics, Inc.*............. 1,800       20,520
          Navigant International, Inc.*............ 1,260       14,427

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Small-Cap                    Investments
                                                December 31, 2001

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            NBTY, Inc.*......................... 2,040  $    23,868
            NCO Group, Inc.*....................   520       11,908
            NDCHealth Corp......................   800       27,640
            Neiman Marcus Group, Inc.--Class A*.   660       20,506
            Neose Technologies, Inc.*...........   400       14,648
            Netegrity, Inc.*....................   740       14,326
            NetIQ Corp.*........................   920       32,439
            Neurocrine Biosciences, Inc.*.......   640       32,838
            New Focus, Inc.*.................... 2,460        9,373
            Newpark Resources, Inc.*............ 3,120       24,648
            Newport Corp........................ 1,180       22,750
            Nordson Corp........................   960       25,354
            North Pittsburgh Systems, Inc....... 1,600       29,600
            Northwestern Corp................... 1,760       37,048
            Novell, Inc.*....................... 6,900       31,671
            Noven Pharmaceuticals, Inc.*........   560        9,940
            NPS Pharmaceuticals, Inc.*..........   660       25,278
            NTELOS, Inc.*.......................   720       11,153
            Nuance Communications, Inc.*........ 1,020        9,282
            NUI Corp............................ 1,200       28,440
            Numerical Technologies, Inc.*.......   800       28,160
            NVR, Inc.*..........................   200       40,800
            NYFIX, Inc.*........................   760       15,215
            O'Reilly Automotive, Inc.*.......... 1,000       36,470
            Oak Technology, Inc.*............... 1,880       25,850
            OceanFirst Financial Corp........... 1,500       36,240
            OfficeMax, Inc.*.................... 4,520       20,340
            Ohio Casualty Corp.*................ 2,460       39,483
            Olin Corp........................... 1,240       20,014
            OM Group, Inc.......................   380       25,152
            Omega Financial Corp................ 1,200       38,580
            On Assignment, Inc.*................   820       18,835
            ONEOK, Inc.......................... 1,800       32,112
            Onyx Pharmaceuticals, Inc.*......... 1,460        7,475
            Oplink Communications, Inc.*........ 4,740        8,935
            OraSure Technologies, Inc.*......... 1,300       15,795
            OSCA, Inc.*......................... 1,120       23,352
            Oshkosh Truck Corp..................   540       26,325
            Otter Tail Power Co................. 1,380       40,213
            Overture Services, Inc.*............   980       34,722
            Owens-Illinois, Inc.*............... 2,620       26,174
            Pacific Sunwear of California, Inc.*   860       17,561
            Papa John's International, Inc.*....   760       20,885
            PAREXEL International Corp.*........   880       12,628
            Park Electrochemical Corp...........   660       17,424
            Parker Drilling Co.*................ 3,520       12,989
            Patterson-UTI Energy, Inc.*......... 1,200       27,972
            Paxar Corp.*........................ 1,760       24,992
            Paxson Communications Corp.*........ 1,260       13,167
            PDI, Inc.*..........................   180        4,018
            Pegasus Communications Corp.*....... 1,440       14,990
            Pennzoil-Quaker State Co............ 3,220       46,529
            Performance Food Group Co.*.........   800       28,136
            Perot Systems Corp.--Class A*....... 1,560       31,855
            Perrigo Co.*........................ 2,400       28,368
            Petsmart, Inc.*..................... 4,100       40,344
            Pharmacyclics, Inc.*................   520        5,169
            Pharmos Corp.*...................... 4,600       10,810
            Phoenix Technologies Ltd.*.......... 1,140       13,270

          Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
         Photon Dynamics, Inc.*....................   680  $    31,042
         Photronics, Inc.*.........................   740       23,199
         Pier 1 Imports, Inc....................... 2,440       42,310
         Pinnacle Systems, Inc.*................... 2,860       22,708
         Pioneer Natural Resources Co.*............ 1,060       20,416
         Pioneer Standard Electronics, Inc......... 1,360       17,272
         Pittston Brink's Group.................... 1,580       34,918
         Pixelworks, Inc.*.........................   560        8,994
         Plantronics, Inc.*........................ 1,160       29,742
         Playboy Enterprises, Inc.--Class B*....... 1,360       22,970
         Plexus Corp.*............................. 1,160       30,810
         PMA Capital Corp.--Class A................ 1,540       29,722
         PNM Resources, Inc........................ 1,360       38,012
         Pogo Producing Co.........................   820       21,541
         Polaris Industries, Inc...................   760       43,890
         PolyOne Corp.............................. 2,600       25,480
         Port Financial Corp.......................   800       20,856
         Portal Software, Inc.*.................... 3,980        8,278
         Potlatch Corp............................. 1,140       33,425
         Powerwave Technologies, Inc.*............. 1,900       32,832
         PRAECIS Pharmaceuticals, Inc.*............ 2,340       13,619
         Pre-Paid Legal Services, Inc.*............   660       14,454
         Precision Castparts Corp..................   520       14,690
         Prentiss Properties Trust................. 1,780       48,861
         PRI Automation, Inc.*..................... 1,020       20,859
         Price Communications Corp.*............... 1,600       30,544
         priceline.com, Inc.*...................... 2,040       11,873
         Prime Hospitality Corp.*.................. 1,780       19,669
         Profit Recovery Group International, Inc.* 1,540       12,551
         Progress Software Corp.*.................. 1,220       21,082
         Promistar Financial Corp.................. 1,940       47,433
         Province Healthcare Co.*..................   660       20,368
         Proxim, Inc.*............................. 1,040       10,317
         PS Business Parks, Inc.................... 1,480       46,620
         PSS World Medical, Inc.*.................. 2,520       20,563
         Pulitzer, Inc.............................   500       25,500
         Pure Resources, Inc.*..................... 1,220       24,522
         R.H. Donnelley Corp.*..................... 1,160       33,698
         RadiSys Corp.*............................   680       13,369
         Rambus, Inc.*............................. 2,260       18,057
         Raymond James Financial Corp.............. 1,120       39,782
         Rayonier, Inc.............................   840       42,394
         Rayovac Corp.*............................   980       17,248
         Read-Rite Corp.*.......................... 4,520       29,877
         Reckson Associates Realty Corp............ 1,980       46,253
         Reebok International Ltd.*................   620       16,430
         Regeneron Pharmaceuticals, Inc.*..........   580       16,333
         Regis Corp................................ 1,360       35,061
         RehabCare Group, Inc.*....................   300        8,880
         REMEC, Inc.*.............................. 1,260       12,587
         Renal Care Group, Inc.*................... 1,160       37,236
         Rent-A-Center, Inc.*......................   420       14,099
         Republic Bancorp, Inc..................... 2,580       35,733
         Republic Bancorp, Inc.--Class A........... 1,180       15,918
         Republic Bancshares, Inc.*................   900       11,700
         Research Frontiers, Inc.*.................   580        9,721
         Resource America, Inc.--Class A........... 1,080       10,087
         Respironics, Inc.*........................   920       31,869
         Rogers Corp.*.............................   560       16,968

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Small-Cap                    Investments
                                                December 31, 2001

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Rollins, Inc............................  1,080 $    21,600
          Roper Industries, Inc...................    900      44,550
          Roslyn Bancorp, Inc.....................    900      15,750
          Royal Bancshares of Pennsylvania, Inc.--
           Class A................................    920      18,538
          Ruby Tuesday, Inc.......................  2,000      41,260
          Ruddick Corp............................  1,540      24,625
          Rudolph Technologies, Inc.*.............    380      13,042
          Rural Cellular Corp.--Class A*..........    340       7,565
          Russell Corp............................  1,220      18,312
          Ryder System, Inc.......................  1,420      31,453
          S1 Corp.*...............................  1,540      24,917
          Safeguard Scientifics, Inc.*............  4,380      15,330
          Salem Communications Corp.--Class A*....  1,080      24,840
          SangStat Medical Corp.*.................    880      17,283
          Sapient Corp.*..........................  2,340      18,065
          SBA Communications Corp.*...............  1,180      15,364
          SBS Technologies, Inc.*.................    900      13,113
          ScanSource, Inc.*.......................    300      14,280
          Scholastic Corp.*.......................    780      39,257
          Schuler Homes, Inc.*....................  1,200      23,820
          Schulman (A.), Inc......................  1,900      25,935
          SciClone Pharmaceuticals, Inc.*.........  3,820      11,460
          Scios, Inc.*............................  1,000      23,770
          Seacoast Banking Corp. of Florida.......    440      20,416
          Seacoast Financial Services Corp........  3,060      52,479
          SEACOR SMIT, Inc.*......................    540      25,056
          Secure Computing Corp.*.................  1,220      25,071
          Security Capital Group, Inc.*...........    960      24,355
          SeeBeyond Technology Corp.*.............    960       9,312
          SEMCO Energy, Inc.......................  2,220      23,865
          Sensient Technologies Corp..............  1,540      32,047
          SICOR, Inc.*............................    940      14,739
          Sierra Pacific Resources................  2,720      40,936
          Silicon Graphics, Inc.*................. 14,220      29,862
          Silicon Storage Technology, Inc.*.......  2,680      25,835
          Silicon Valley Bancshares*..............  1,100      29,403
          Sinclair Broadcast Group--Class A*......  1,580      14,947
          Sirius Satellite Radio, Inc.*...........  2,020      23,493
          Skechers U.S.A., Inc.*..................    600       8,772
          Sky Financial Group, Inc................  1,740      35,392
          SkyWest, Inc............................    740      18,833
          SL Green Realty Corp....................  1,520      46,679
          Snap-on, Inc............................    820      27,601
          Solutia, Inc............................  1,460      20,469
          Sonic Corp.*............................    980      35,280
          SONICblue, Inc.*........................  4,460      18,018
          SonicWALL, Inc.*........................    980      19,051
          Sotheby's Holdings, Inc.--Class A*......  1,020      16,942
          Southern Peru Copper Corp...............  1,800      21,510
          Southern Union Co.*.....................  1,260      23,764
          Southwest Bancorp of Texas, Inc.*.......    880      26,638
          Southwest Gas Corp......................  1,500      33,525
          SpectraSite Holdings, Inc.*.............  2,460       8,831
          Spectrian Corp.*........................  1,100      12,133
          Spherion Corp.*.........................  1,840      17,958
          Spiegel, Inc.--Class A..................  1,960       8,918
          Spinnaker Exploration Co.*..............    380      15,641
          St. Mary Land & Exploration Co..........    780      16,528

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          StanCorp Financial Group, Inc...........   720  $    34,020
          Station Casinos, Inc.*.................. 1,260       14,099
          Steel Dynamics, Inc.*................... 1,560       18,112
          Stellent, Inc.*.........................   620       18,327
          STERIS Corp.*........................... 1,840       33,617
          Sterling Bancshares, Inc................ 2,040       25,541
          Stewart & Stevenson Services, Inc.......   800       15,048
          Stewart Enterprises, Inc.--Class A*..... 2,600       15,574
          Stillwater Mining Co.*..................   940       17,390
          Stone Energy Corp.*.....................   540       21,330
          Storage Technology Corp.*............... 1,460       30,178
          Stratos Lightwave, Inc.*................ 2,160       13,284
          Sun Communities, Inc.................... 1,480       55,130
          Superior Industries International, Inc..   760       30,590
          SurModics, Inc.*........................   280       10,209
          Susquehanna Bancshares, Inc............. 2,200       45,870
          Swift Energy Co.*.......................   500       10,100
          Swift Transportation Co., Inc.*......... 1,340       28,823
          Symmetricom, Inc.*...................... 1,200        9,132
          Symyx Technologies, Inc.*...............   800       16,992
          Syncor International Corp.*.............   540       15,466
          Systems & Computer Technology Corp.*.... 1,720       17,785
          Take-Two Interactive Software, Inc.*.... 1,160       18,757
          TALX Corp...............................   420       10,492
          Tanox, Inc.*............................   620       11,472
          Techne Corp.*........................... 1,080       39,797
          Technitrol, Inc.........................   800       22,096
          Teledyne Technologies, Inc.*............   980       15,964
          Teleflex, Inc...........................   420       19,870
          Tennant Co..............................   640       23,744
          Terex Corp.*............................   940       16,488
          Terrayon Communication Systems, Inc.*... 4,160       34,407
          Tetra Tech, Inc.*....................... 1,220       24,290
          Texas Biotechnology Corp.*.............. 2,280       14,820
          Texas Industries, Inc...................   760       28,044
          Texas Regional Bancshares, Inc.--Class A 1,040       39,364
          The Cheesecake Factory, Inc.*........... 1,100       38,247
          The Men's Wearhouse, Inc.*..............   920       18,998
          The Scotts Company--Class A*............   500       23,800
          Theragenics Corp.*...................... 1,420       14,001
          Thomas & Betts Corp.....................   740       15,651
          Thoratec Corp.*......................... 1,160       19,720
          THQ, Inc.*..............................   600       29,082
          Timken Co............................... 1,900       30,742
          Titan Corp.*............................ 1,320       32,934
          Titan Pharmaceuticals, Inc.*............   720        7,063
          Tom Brown, Inc.*........................   900       24,309
          Too, Inc.*..............................   960       26,400
          Tower Automotive, Inc.*................. 1,660       14,990
          Transaction Systems Architects, Inc.*... 1,320       16,183
          Transkaryotic Therapies, Inc.*..........   600       25,680
          TransMontaigne, Inc.*................... 3,640       19,838
          TranSwitch Corp.*....................... 3,640       16,380
          Tredegar Corp........................... 1,100       20,900
          Trimble Navigation Ltd.*................   880       14,265
          Trimeris, Inc.*.........................   480       21,586
          Trinity Industries, Inc................. 1,340       36,408
          Triquint Semiconductor, Inc.*........... 2,040       25,010
          Tupperware Corp......................... 1,800       34,650

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Small-Cap                    Investments
                                                December 31, 2001

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Tweeter Home Entertainment Group, Inc.*..   520  $    15,080
          UCAR International, Inc.*................ 1,580       16,906
          UICI*.................................... 1,580       21,330
          Ultratech Stepper, Inc.*.................   660       10,903
          Umpqua Holdings Corp..................... 1,380       18,630
          Unifi, Inc.*............................. 2,080       15,080
          Unisource Energy Corp.................... 1,660       30,195
          United Bankshares, Inc................... 1,520       43,867
          United Dominion Realty Trust, Inc........ 5,000       72,000
          United Industrial Corp................... 1,040       17,420
          United Stationers, Inc.*.................   920       30,958
          UnitedGlobalCom, Inc.--Class A*.......... 3,200       16,000
          Universal Corp...........................   960       34,954
          Universal Display Corp.*.................   960        8,736
          Universal Electronics, Inc.*.............   880       15,145
          Unova, Inc.*............................. 2,960       17,168
          US Oncology, Inc.*....................... 2,120       15,985
          US Unwired, Inc.*........................ 1,820       18,528
          USFreightways Corp.......................   820       25,748
          Valentis, Inc.*.......................... 3,660       11,346
          Valspar Corp.............................   620       24,552
          ValueVision International, Inc.--Class A* 1,000       19,590
          Varian Semiconductor Equipment
           Associates, Inc.*.......................   920       31,822
          Varian, Inc.*............................   840       27,250
          Veeco Instruments, Inc.*.................   740       26,677
          VeriSign, Inc.*..........................   316       12,021
          Veritas DGC, Inc.*.......................   720       13,320
          Verity, Inc.*............................   800       16,200
          ViaSat, Inc.*............................   720       11,232
          VidaMed, Inc.*........................... 2,500       19,550
          Viewpoint Corp.*......................... 2,260       15,391
          Vintage Petroleum, Inc................... 1,380       19,941
          Vion Pharmaceuticals, Inc.*.............. 2,380       10,496
          ViroPharma, Inc.*........................   560       12,852
          VISX, Inc.*.............................. 1,420       18,815
          W-H Energy Services, Inc.*...............   800       15,240
          Wabash National Corp..................... 1,580       12,324
          Wackenhut Corp.--Class A*................ 1,320       32,736
          Wallace Computer Services, Inc........... 1,280       24,307
          Walter Industries, Inc................... 1,660       18,775
          Washington Real Estate Investment Trust.. 2,420       60,234
          Watson Wyatt & Co. Holdings*.............   740       16,132
          Wausau-Mosinee Paper Corp................ 2,140       25,894
          WD-40 Co................................. 1,500       39,975
          webMethods, Inc.*........................   940       15,754
          Websense, Inc.*..........................   920       29,504
          Webster Financial Corp...................   540       17,026
          Wellman, Inc............................. 1,180       18,278
          Werner Enterprises, Inc.................. 1,160       28,188
          West Pharmaceutical Services, Inc........ 1,020       27,132
          Westamerica Bancorporation...............   980       38,779
          Western Digital Corp.*................... 6,220       39,000
          Western Resources, Inc...................   900       15,480
          Whitney Holding Corp.....................   980       42,973
          WMS Industries, Inc.*....................   700       14,000
          Wolverine World Wide, Inc................ 1,320       19,866
          Woodhead Industries, Inc.................   840       13,339
          Worthington Industries, Inc.............. 2,820       40,044

       Common Stocks, continued
                                                    Shares       Value
                                                   ---------- -----------
      Wyndham International, Inc.--Class A*.......      7,680 $     4,301
      Xanser Corp.*...............................      2,800       5,628
      Xicor, Inc.*................................      1,800      19,980
      XTO Energy, Inc.............................      1,260      22,050
      Yellow Corp.*...............................        960      24,096
      York International Corp.....................        920      35,080
      Zale Corp.*.................................        780      32,666
      Zebra Technologies Corp.*...................        740      41,076
      Zenith National Insurance Corp..............      1,060      29,616
      Zygo Corp.*.................................        740      11,766
                                                              -----------
      TOTAL COMMON STOCKS.........................             18,184,269
                                                              -----------
       Repurchase Agreement (8.8%)
                                                   Principal
                                                    Amount
                                                   ----------
      State Street Bank, 1.50%, 01/02/02,
       dated 12/31/01, with maturity value of
       $1,747,146 (Collateralized by Federal
       Farm Credit Bank security)................. $1,747,000   1,747,000
                                                              -----------
      TOTAL REPURCHASE AGREEMENT..................              1,747,000
                                                              -----------
      TOTAL INVESTMENTS
       (Cost $19,086,433)/(a)/ (99.8%)............             19,931,269
      Other assets in excess of liabilities (0.2%)                 33,711
                                                              -----------
      NET ASSETS (100.0%).........................            $19,964,980
                                                              ===========

           Futures Contracts Purchased
                                                           Unrealized
                                                 Contracts    Gain
                                                 --------- ----------
          Russell 2000 Future Contract expiring
           March 2002 (Underlying face amount at
           value $1,467,000)....................     6      $20,294
          E-mini Russell 2000 Future Contract
           expiring March 2002 (Underlying face
           amount at value $293,400)............     6      $ 9,449

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $20,223,273 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,136,840. Net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $ 1,050,974
                    Unrealized depreciation....  (1,342,978)
                                                -----------
                    Net unrealized depreciation $  (292,004)
                                                ===========

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Small-Cap                    Investments
                                                December 31, 2001

The ProFund VP Small-Cap's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

                     Advertising...................... 0.5%
                     Aerospace/Defense................ 0.8%
                     Agriculture...................... 0.3%
                     Airlines......................... 0.3%
                     Apparel.......................... 0.6%
                     Auto Manufacturers............... 0.2%
                     Auto Parts & Equipment........... 0.8%
                     Banks............................ 7.5%
                     Biotechnology.................... 2.2%
                     Building Materials............... 0.9%
                     Chemicals........................ 2.2%
                     Commercial Services.............. 3.5%
                     Computers........................ 3.3%
                     Distribution/Wholesale........... 0.2%
                     Diversified Financial Services... 1.1%
                     Electric......................... 2.2%
                     Electrical Components & Equipment 0.8%
                     Electronics...................... 2.5%
                     Energy........................... 0.2%
                     Engineering & Construction....... 0.1%
                     Entertainment.................... 0.7%
                     Environmental Control............ 0.2%
                     Food............................. 1.7%
                     Forest & Paper Products.......... 0.8%
                     Health Care...................... 4.4%
                     Holding Companies--Diversified... 0.1%
                     Home Builders.................... 1.0%
                     Home Furnishings................. 0.9%
                     Household Products............... 1.6%
                     Insurance........................ 1.7%
                     Internet......................... 3.1%
                     Investment Companies............. 0.1%
                     Iron/Steel....................... 0.3%
                     Leisure Time..................... 0.7%
                     Lodging.......................... 0.5%
                     Machinery & Equipment............ 2.3%
                     Manufacturing.................... 2.0%
                     Media............................ 2.2%
                     Metals........................... 1.0%
                     Mining........................... 0.2%
                     Office/Business Equipment........ 0.5%
                     Oil & Gas........................ 4.4%
                     Packaging & Containers........... 0.7%
                     Pharmaceuticals.................. 4.1%
                     Pipelines........................ 0.1%
                     Publishing & Printing............ 0.1%
                     Real Estate...................... 0.6%
                     Real Estate Investment Trust..... 5.7%
                     Retail........................... 5.8%
                     Semiconductors................... 3.6%
                     Software......................... 3.6%
                     Telecommunications............... 4.0%
                     Textiles......................... 0.1%
                     Toys/Games/Hobbies............... 0.1%
                     Transportation................... 1.5%
                     Trucking & Leasing............... 0.2%
                     Water............................ 0.2%
                     Other............................ 9.0%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap

        Statement of Assets and Liabilities
                                                       December 31, 2001
       Assets:
         Investments, at value (cost $17,339,433)........... $18,184,269
         Repurchase agreement, at amortized cost............   1,747,000
                                                             -----------
          Total Investments.................................  19,931,269
         Cash...............................................     152,176
         Dividends and interest receivable..................       8,875
         Receivable for capital shares issued...............   4,477,709
                                                             -----------
          Total Assets......................................  24,570,029
                                                             -----------
       Liabilities:
         Payable for investments purchased..................   4,541,839
         Variation margin on futures contracts..............      14,400
         Advisory fees payable..............................       6,190
         Management servicing fees payable..................         217
         Administration fees payable........................       1,072
         Administrative servicing fees payable..............       4,877
         Distribution fees payable..........................       6,096
         Other accrued expenses.............................      30,358
                                                             -----------
          Total Liabilities.................................   4,605,049
                                                             -----------
       Net Assets........................................... $19,964,980
                                                             ===========
       Net Assets consist of:
         Capital............................................ $21,336,514
         Accumulated net realized losses on investments and
          futures contracts.................................  (2,246,113)
         Net unrealized appreciation on investments and
          futures contracts.................................     874,579
                                                             -----------
       Net Assets........................................... $19,964,980
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     699,068
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     28.56
                                                             ===========

       Statement of Operations
                For the period May 1, 2001/(a)/ through December 31, 2001
      Investment Income:
        Dividends (net of foreign taxes of $18).............. $    73,392
        Interest.............................................      25,041
                                                              -----------
         Total Income........................................      98,433
                                                              -----------
      Expenses:
        Advisory fees........................................      43,040
        Management servicing fees............................       8,608
        Administration fees..................................       1,433
        Administrative servicing fees........................      11,478
        Distribution fees....................................      14,347
        Custody fees.........................................      45,757
        Fund accounting fees.................................      15,982
        Transfer agent fees..................................       5,659
        Other fees...........................................       5,940
                                                              -----------
         Total Expenses......................................     152,244
         Less Expenses waived by the Investment Advisor......     (23,229)
                                                              -----------
         Net Expenses........................................     129,015
                                                              -----------
      Net Investment Loss....................................     (30,582)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and futures
         contracts...........................................  (2,246,113)
        Net change in unrealized appreciation on investments
         and futures contracts...............................     874,579
                                                              -----------
         Net realized and unrealized losses on investments
          and futures contracts..............................  (1,371,534)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,402,116)
                                                              ===========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap

 Statement of Changes in Net Assets
                                                                                  For the period
                                                                              May 1, 2001/(a)/ through
                                                                                December 31, 2001
                                                                              ----------------------
From Investment Activities:
Operations:
  Net investment loss........................................................     $     (30,582)
  Net realized losses on investments and futures contracts...................        (2,246,113)
  Net change in unrealized appreciation on investments and futures contracts.           874,579
                                                                                  -------------
  Change in net assets resulting from operations.............................        (1,402,116)
                                                                                  -------------
Capital Transactions:
  Proceeds from shares issued................................................       202,780,825
  Cost of shares redeemed....................................................      (181,413,729)
                                                                                  -------------
  Change in net assets resulting from capital transactions...................        21,367,096
                                                                                  -------------
  Change in net assets.......................................................        19,964,980
Net Assets:
  Beginning of period........................................................                --
                                                                                  -------------
  End of period..............................................................     $  19,964,980
                                                                                  =============
Share Transactions:
  Issued.....................................................................         7,187,128
  Redeemed...................................................................        (6,488,060)
                                                                                  -------------
  Change in shares...........................................................           699,068
                                                                                  =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                            For the period
                                                                           May 1, 2001/(a)/
                                                                                through
                                                                           December 31, 2001
                                                                           -----------------
Net Asset Value, Beginning of Period......................................    $     30.00
                                                                              -----------
Investment Activities:
  Net investment loss.....................................................          (0.10)/(b)/
  Net realized and unrealized losses on investments and futures contracts.          (1.34)
                                                                              -----------
  Total loss from investment activities...................................          (1.44)
                                                                              -----------
Net Asset Value, End of Period............................................    $     28.56
                                                                              ===========
Total Return..............................................................          (4.80)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...................................................    $19,964,980
Ratio of expenses to average net assets...................................           2.25%/(d)/
Ratio of net investment loss to average net assets........................          (0.53)%/(d)/
Ratio of expenses to average net assets*..................................           2.65%/(d)/
Portfolio turnover........................................................           2627%

------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

                             ProFund VP Europe 30

   For the year ended December 31, 2001, the ProFund VP Europe 30 had a NAV total return of -24.14%*, compared to a return of -24.47% for the unmanaged ProFunds Europe 30 Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. The ProFunds Europe 30 Index is an unmanaged index, which represents the performance of the 30 largest European-based companies represented by American Depositary Receipts, as determined by market capitalization.

   For the fiscal year, the ProFund VP Europe 30 achieved an average daily statistical correlation of over 0.99 with the daily performance of the ProFunds Europe 30 Index (1.00 equals perfect correlation).

   The performance of the ProFunds Europe 30 Index was influenced, during the fiscal year, by a generally weak global economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the ProFunds Europe 30 Index or any of the companies included in the ProFunds Europe 30 Index.

Value of a $10,000 Investment

                    [CHART]

                ProFund Europe 30  ProFunds VP Europe 30    STOXX 50
                -----------------  ---------------------    --------
10/18/1999          $10,000             $10,000             $10,000
12/31/1999           12,352              12,273              12,312
3/31/2000            12,824              13,133              12,528
6/30/2000            11,930              12,140              11,940
9/30/2000            10,757              10,937              10,918
12/31/2000           10,502              10,708              11,074
3/31/2001             8,686               8,890               9,112
6/30/2001             8,401               8,602               8,892
9/30/2001             7,432               7,644               7,865
12/31/2001            7,931               8,123               8,473

------------------------------------
      Average Annual Total Return
             as of 12/31/01
------------------------------------
                            Since
                         Inception
               1 Year    (10/18/99)
------------------------------------
VP Europe 30  (24.14)%    (9.00)%
------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The performance of the ProFund VP Europe 30 is measured against the ProFunds Europe 30 Index, an unmanaged index consisting of 30 European companies whose securities are traded on U.S. Exchanges or on the NASDAQ Stock Market as American Depositary Receipts with the highest market capitalization determined annually. The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Europe 30                    Investments
                                                December 31, 2001

         Common Stocks (98.3%)
                                                 Shares       Value
                                                ---------- -----------
        Aegon NV--ADR..........................     34,100 $   912,857
        Alcatel SA--ADR........................     30,690     507,920
        AstraZeneca PLC--ADR...................     45,012   2,097,559
        Aventis SA--ADR........................     19,778   1,404,238
        Axa--ADR...............................     40,920     860,138
        Banco Bilbao Vizcaya--ADR..............     81,158   1,010,417
        Banco Santander Central Hispano
         SA--ADR...............................    115,258     956,641
        Barclays PLC--ADR......................     10,230   1,376,447
        BP Amoco PLC--ADR......................     96,162   4,472,494
        BT Group PLC--ADR*.....................     16,368     601,524
        Deutsche Telekom AG--ADR...............     77,066   1,302,415
        E.On AG--ADR...........................     19,096     983,634
        Enel SpA--ADR..........................     30,690     842,441
        ENI SpA--ADR...........................     20,460   1,267,702
        Ericsson (LM) Telephone Co.--ADR.......    201,872   1,053,772
        France Telecom SA--ADR.................     29,326   1,172,747
        GlaxoSmithKline PLC--ADR...............     79,794   3,975,337
        HSBC Holdings PLC--ADR.................     47,058   2,809,833
        ING Groep NV--ADR......................     50,468   1,284,411
        Koninklijke (Royal) Philips Electronics
         NV--ADR...............................     33,418     972,798
        Nokia OYJ--ADR.........................    119,350   2,927,656
        Novartis AG--ADR.......................     66,836   2,439,514
        Royal Dutch Petroleum Co.--ADR.........     54,560   2,674,531
        Shell Transport & Trading Co.--ADR.....     42,284   1,752,672
        STMicroelectronics NV--ADR.............     22,506     712,765
        Telecom Italia SpA--ADR................     16,368   1,399,464
        Telefonica SA--ADR*....................     36,828   1,476,066
        Total Fina SA--ADR.....................     36,828   2,586,799
        Vivendi Universal SA--ADR..............     27,280   1,467,391
        Vodafone Group PLC--ADR................    156,860   4,028,165
                                                           -----------
        TOTAL COMMON STOCKS....................             51,330,348
                                                           -----------
         Repurchase Agreement (2.3%)
                                                Principal
                                                 Amount
                                                ----------
        State Street Bank, 1.50%, 01/02/02,
         dated 12/31/01, with maturity value of
         $1,225,102 (Collateralized by Federal
         Farm Credit Bank security)............ $1,225,000   1,225,000
                                                           -----------
        TOTAL REPURCHASE AGREEMENT.............              1,225,000
                                                           -----------
        TOTAL INVESTMENTS
         (Cost $48,225,731)/(a)/ (100.6%)......             52,555,348
        Liabilities in excess of other
         assets ( - 0.6%)......................               (302,186)
                                                           -----------
        NET ASSETS (100.0%)....................            $52,253,162
                                                           ===========

             Futures Contracts Purchased
                                                          Unrealized
                                                Contracts    Gain
                                                --------- ----------
            S&P 500 Future Contract expiring
             March 2002 (Underlying face amount
             at value $574,000)................     2     $      389

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $77,431,331 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $29,205,600. Net unrealized depreciation of securities as follows:

                Unrealized appreciation........... $  4,386,442
                Unrealized depreciation...........  (29,262,425)
                                                   ------------
                Net unrealized depreciation....... $(24,875,983)
                                                   ============

ADR--American Depositary Receipt.

The ProFund VP Europe 30's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

                    Banks............................. 11.8%
                    Cellular Telecommunications.......  7.7%
                    Electric..........................  3.5%
                    Electronics.......................  1.9%
                    Insurance.........................  5.9%
                    Media.............................  2.8%
                    Oil & Gas......................... 24.4%
                    Pharmaceuticals................... 19.0%
                    Semiconductors....................  1.4%
                    Telecommunications Equipment......  8.6%
                    Telephone......................... 11.3%
                    Other.............................  1.7%

The ProFund VP Europe 30's investment concentration based on net assets, by country, as of December 31, 2001, was as follows:

                    Finland...........................  5.6%
                    France............................ 15.3%
                    Germany...........................  4.4%
                    Italy.............................  6.7%
                    Netherlands....................... 11.2%
                    Spain.............................  6.6%
                    Sweden............................  2.0%
                    Switzerland.......................  6.1%
                    United Kingdom.................... 40.4%
                    United States.....................  1.7%


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

       Statement of Assets and Liabilities
                                                       December 31, 2001
      Assets:
        Investments, at value (cost $47,000,731)........... $ 51,330,348
        Repurchase agreement, at amortized cost............    1,225,000
                                                            ------------
         Total Investments.................................   52,555,348
        Cash...............................................       80,467
        Dividends and interest receivable..................       33,669
        Receivable for investments sold....................    3,912,581
        Prepaid expenses...................................          195
                                                            ------------
         Total Assets......................................   56,582,260
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................    4,174,409
        Variation margin on futures contracts..............       13,010
        Advisory fees payable..............................       35,841
        Management servicing fees payable..................        7,168
        Administration fees payable........................        5,021
        Administrative servicing fees payable..............       28,462
        Distribution fees payable..........................       24,872
        Other accrued expenses.............................       40,315
                                                            ------------
         Total Liabilities.................................    4,329,098
                                                            ------------
      Net Assets........................................... $ 52,253,162
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 95,392,494
        Accumulated net realized losses on investments and
         futures contracts.................................  (47,469,338)
        Net unrealized appreciation on investments and
         futures contracts.................................    4,330,006
                                                            ------------
      Net Assets........................................... $ 52,253,162
                                                            ============
        Shares of Beneficial Interest Outstanding..........    2,154,110
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      24.26
                                                            ============

       Statement of Operations
                                    For the year ended December 31, 2001
      Investment Income:
        Dividends........................................... $    687,787
        Interest............................................       45,427
                                                             ------------
         Total Income.......................................      733,214
                                                             ------------
      Expenses:
        Advisory fees.......................................      314,701
        Management servicing fees...........................       62,940
        Administration fees.................................       23,271
        Administrative servicing fees.......................      133,061
        Distribution fees...................................      104,900
        Custody fees........................................       28,885
        Fund accounting fees................................       37,033
        Transfer agent fees.................................       25,183
        Other fees..........................................       63,983
                                                             ------------
         Total Expenses.....................................      793,957
                                                             ------------
      Net Investment Loss...................................      (60,743)
                                                             ------------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and futures
         contracts..........................................  (23,441,188)
        Net change in unrealized appreciation on
         investments and futures contracts..................    3,882,845
                                                             ------------
         Net realized and unrealized losses on investments
          and futures contracts.............................  (19,558,343)
                                                             ------------
      Change in Net Assets Resulting from Operations........ $(19,619,086)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Statements of Changes in Net Assets
                                                                                   For the           For the
                                                                                 year ended        year ended
                                                                              December 31, 2001 December 31, 2000
                                                                              ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...............................................   $     (60,743)    $     108,486
  Net realized losses on investments and futures contracts...................     (23,441,188)      (24,002,478)
  Net change in unrealized appreciation on investments and futures contracts.       3,882,845           229,023
                                                                                -------------     -------------
  Change in net assets resulting from operations.............................     (19,619,086)      (23,664,969)
                                                                                -------------     -------------
Distributions to Shareholders From:
  Net realized gains on investments and futures contracts....................              --          (100,059)
  In excess of net realized gains on investments and futures contracts.......              --           (10,576)
                                                                                -------------     -------------
  Change in net assets resulting from distributions..........................              --          (110,635)
                                                                                -------------     -------------
Capital Transactions:
  Proceeds from shares issued................................................     484,246,490       494,252,847
  Dividends reinvested.......................................................              --           110,635
  Cost of shares redeemed....................................................    (437,377,852)     (448,846,399)
                                                                                -------------     -------------
  Change in net assets resulting from capital transactions...................      46,868,638        45,517,083
                                                                                -------------     -------------
  Change in net assets.......................................................      27,249,552        21,741,479
Net Assets:
  Beginning of year..........................................................      25,003,610         3,262,131
                                                                                -------------     -------------
  End of year................................................................   $  52,253,162     $  25,003,610
                                                                                =============     =============
Share Transactions:
  Issued.....................................................................      18,819,388        13,261,876
  Reinvested.................................................................              --             3,465
  Redeemed...................................................................     (17,447,252)      (12,571,975)
                                                                                -------------     -------------
  Change in shares...........................................................       1,372,136           693,366
                                                                                =============     =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                               For the              For the
                                                                             year ended           year ended
                                                                          December 31, 2001    December 31, 2000
                                                                          -----------------    -----------------
Net Asset Value, Beginning of Period.....................................    $     31.98          $     36.82
                                                                             -----------          -----------
Investment Activities:
  Net investment income/(loss)...........................................          (0.04)/(b)/           0.09/(b)/
  Net realized and unrealized gains/(losses) on investments
   and futures contracts.................................................          (7.68)               (4.79)
                                                                             -----------          -----------
  Total income/(loss) from investment activities.........................          (7.72)               (4.70)
                                                                             -----------          -----------
Distributions to Shareholders From:
  Net realized gains on investments and futures contracts................             --                (0.13)
  In excess of net realized gains on investments and futures contracts...             --                (0.01)
                                                                             -----------          -----------
  Total distributions....................................................             --                (0.14)
                                                                             -----------          -----------
Net Asset Value, End of Period...........................................    $     24.26          $     31.98
                                                                             ===========          ===========
Total Return.............................................................         (24.14)%             (12.75)%
Ratios/Supplemental Data:
Net assets, end of year..................................................    $52,253,162          $25,003,610
Ratio of expenses to average net assets..................................           1.89%                1.65%
Ratio of net investment income/(loss) to average net assets..............          (0.14)%               0.26%
Ratio of expenses to average net assets*.................................           1.89%                1.65%
Portfolio turnover.......................................................           1002%                1434%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                             For the period
                                                                          October 18, 1999/(a)/
                                                                                through
                                                                           December 31, 1999
                                                                          --------------------
Net Asset Value, Beginning of Period.....................................      $    30.00
                                                                               ----------
Investment Activities:
  Net investment income/(loss)...........................................           (0.04)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts.................................................            6.86
                                                                               ----------
  Total income/(loss) from investment activities.........................            6.82
                                                                               ----------
Distributions to Shareholders From:
  Net realized gains on investments and futures contracts................              --
  In excess of net realized gains on investments and futures contracts...              --
                                                                               ----------
  Total distributions....................................................              --
                                                                               ----------
Net Asset Value, End of Period...........................................      $    36.82
                                                                               ==========
Total Return.............................................................           22.73%/(c)/
Ratios/Supplemental Data:
Net assets, end of year..................................................      $3,262,131
Ratio of expenses to average net assets..................................            1.78%/(d)/
Ratio of net investment income/(loss) to average net assets..............           (1.00)%/(d)/
Ratio of expenses to average net assets*.................................            2.39%/(d)/
Portfolio turnover.......................................................             100%

------
 *During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

PROFUNDS VP

                         Notes to Financial Statements
                               December 31, 2001


1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. Deutsche Asset Management, Inc. is the investment advisor for the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of eighty separately managed series, forty-nine of which are operational as of December 31, 2001. These accompanying financial statements relate to the following portfolios:
   ProFund VP Bull, ProFund VP Small-Cap and ProFund VP Europe 30 (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is a "non-diversified" series of the Trust pursuant to the 1940 Act. The ProFund VP Bull and ProFund VP Small-Cap commenced operations on May 1, 2001.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

   Investment Valuation

   Securities, except as otherwise noted, in the portfolio of a ProFund VP that are listed or traded on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Short-term debt securities maturing in 60 days or less are valued at amortized cost which approximates market value.

   For the ProFunds VP, futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

   Repurchase Agreements

   Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

   The ProFunds VP require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

   Futures Contracts

   The ProFunds VP may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of

                                   Continued

PROFUNDS VP

                               December 31, 2001


   securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. The initial margin is reflected in the cash balance on the Statement of Assets and Liabilities. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses when cash is exchanged.

   Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   Index Options and Options on Futures Contracts

   The ProFunds VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities.

   Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

   Securities Transactions and Related Income

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Expenses

   Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

   Distributions to Shareholders

   The ProFunds VP will distribute net investment income and net realized gains, if any, at least once a year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The ProFunds VP utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

   As of December 31, 2001, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital:

                                     Accumulated    Accumulated
                                    Undistributed   Net Realized
                                    Net Investment  Gain/(Loss)
                                    Income/(Loss)  on Investments
                                    -------------- --------------
               ProFund VP Bull.....    $ 29,081       $     --
               ProFund VP Small-Cap      30,582             --
               ProFund VP Europe 30     (48,789)       (15,096)

                                   Continued

PROFUNDS VP

                               December 31, 2001



   Federal Income Tax

   Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

3. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

   For its services as Administrator, the ProFunds VP pay BISYS an annual fee ranging from 0.05% of average daily net assets of $0 to $2 billion to 0.02% of average daily net assets of $10 billion and over. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

   Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

   The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with ING Insurance Corporation ("ING") pursuant to which ING will provide administrative services with respect to the ProFunds VP. For these services, the Trust pays ING a quarterly fee equal on an annual basis to 0.20% of the average daily net assets of each ProFund VP that were invested in such Fund through ING's separate account.

   Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services by ProFund Advisors LLC.

   The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse expenses of the ProFund VP Small-Cap for the period ending December 31, 2001 in order to limit the annual operating expenses at 2.25% of average daily net assets. The Advisor may request and receive reimbursement of the advisory and management servicing fees waived or limited and other expenses reimbursed by them at a later date not to exceed the period ending December 31, 2004. Such repayments shall be made monthly, but only if the operating expenses of the ProFund VP Small-Cap are at an annual rate less than the expense limit for the payments made through the period ending December 31, 2001. As of the period ending December 31, 2001, the cumulative potential reimbursement for the ProFund VP Small-Cap was $23,229.

4. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended December 31, 2001 were as follows:

                                       Purchases      Sales
                                      ------------ ------------
                 ProFund VP Bull..... $ 39,429,590 $ 21,758,397
                 ProFund VP Small-Cap  184,404,486  165,051,859
                 ProFund VP Europe 30  455,990,591  408,252,004


                                   Continued

PROFUNDS VP

                  Notes to Financial Statements, (concluded)
                               December 31, 2001


5. Federal Income Tax Information (Unaudited)

   At December 31, 2001, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                 ProFund VP Bull..... $   173,736 Expires 2009
                 ProFund VP Small-Cap $ 1,079,530 Expires 2009
                 ProFund VP Europe 30 $ 7,828,365 Expires 2008
                                       10,434,983 Expires 2009
                                      -----------
                                      $18,263,348
                                      ===========

                       Report of Independent Accountants
To the Trustees and Shareholders of ProFunds VP

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ProFund VP Bull, ProFund VP Small-Cap, and ProFund VP Europe 30 (three funds constituting ProFunds VP, hereafter referred to as the "Funds") at December 31, 2001, the results of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 20, 2002

                       Trustees and Officers of ProFunds

                                                                                                              Number of
                                     Term of                                                                  Portfolios
                                    Office and                                                                 in Fund
                        Position(s) Length of                                                                  Complex
                         Held with     Time          Principal Occupation(s)                                   Overseen
Name, Address, and Age   the Trust    Served           During Past 5 Years                                    by Trustee
----------------------  ----------- ---------- ------------------------------------                           ----------
Non-Interested Trustees
-----------------------
Russell S. Reynolds       Trustee    10/97 -   Directorship, Inc. (Executive                                      49
c/o ProFunds                         present   Recruitment): Managing Director,
7900 Wisconsin Avenue,                         Chief Financial Officer, and
Suite 300                                      Secretary; Quadcom Services, Inc.:
Bethesda, MD 20814                             President
Age: 44
Michael C. Wachs          Trustee    10/97 -   AMC Delancey Investment Group,                                     49
c/o ProFunds                         present   Inc. (Real Estate Development):
7900 Wisconsin Avenue,                         Vice President; First Union National
Suite 300                                      Bank: Vice President/Senior
Bethesda, MD 20814                             Underwriter; First Union Capital
Age: 40                                        Markets Corp: Vice President, Vice
                                               President/Senior Credit Officer,
                                               Vice President/Team Leader
Interested Trustee
------------------
Michael L. Sapir*         Trustee    4/97 -    Chairman and Chief Executive                                       49
7900 Wisconsin Avenue,               present   Officer of the Advisor; Law Offices
Suite 300                                      of Michael Sapir: Principal; Padco
Bethesda, MD 20814                             Advisors, Inc.: President and
Age: 43                                        General Counsel; Jorden Burt
                                               Berenson & Klingensmith: Partner


                            Other
                        Directorships
                           Held by
Name, Address, and Age     Trustee
----------------------  -------------
Non-Interested Trustees
-----------------------
Russell S. Reynolds     Directorship,
c/o ProFunds            Inc.
7900 Wisconsin Avenue,
Suite 300
Bethesda, MD 20814
Age: 44
Michael C. Wachs        None
c/o ProFunds
7900 Wisconsin Avenue,
Suite 300
Bethesda, MD 20814
Age: 40


Interested Trustee
------------------
Michael L. Sapir*       None
7900 Wisconsin Avenue,
Suite 300
Bethesda, MD 20814
Age: 43

------
*Mr. Sapir may be deemed to be an "interested person," as defined by the 1940
 Act, because of his employment with the Advisor.
Executive Officers

                        Position(s) Held  Term of Office and Length of       Principal Occupation(s)
Name, Address, and Age   with the Trust           Time Served                  During Past 5 Years
---------------------- ------------------ ---------------------------- -----------------------------------
Michael L. Sapir       Chairman and Chief        4/97 - present        Chairman and Chief Executive
7900 Wisconsin Avenue, Executive Officer                               Officer of the Advisor; Law Offices
Suite 300                                                              of Michael Sapir: Principal; Padco
Bethesda, MD 20814                                                     Advisors: President and General
Age: 43                                                                Counsel; Jorden Burt Berenson &
                                                                       Klingensmith: Partner
Louis M. Mayberg       Secretary                 4/97 - present        President of the Advisor; Potomac
7900 Wisconsin Avenue,                                                 Securities, Inc.: President
Suite 300
Bethesda, MD 20814
Age: 39
Steven D. Pierce       Treasurer                 2/02 - present        BISYS Fund Services: Vice
3435 Stelzer Road                                                      President of Financial Services;
Columbus, Ohio 43219                                                   CNA Insurance: Manager,
Age: 36                                                                Financial Operations

ARING